UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report November 30, 2008	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Dear Shareholders,

I write this letter in a time of continued uncertainty about the current state of the U.S. financial system and pessimism about the future of the global economy. Many have observed that the conditions that led to the crisis have built up over time and will complicate and extend the course of recovery. At the same time, government officials in the U.S. and abroad have implemented a wide range of programs to restore stability to the financial system and encourage economic recovery. History teaches us that these efforts will moderate the extent of the downturn and hasten the inevitable recovery, even though it is hard to envision that outcome in the current environment.

As you will read in this report, the continuing financial and economic problems are weighing heavily on asset values for equities and fixed income, and unfortunately the performance of the Nuveen Funds has been similarly affected. I hope that you will carefully review the Portfolio Manager’s Comments and the Fund Spotlight sections of this report. These comments highlight the manager’s pursuit of investment strategies that depend on thoroughly researched securities, diversified portfolio holdings and well established investment disciplines to achieve your Fund’s investment goals. The Fund Board believes that a consistent focus on long term investment goals provides the basis for successful investment over time and we monitor your Fund with that objective in mind.

On behalf of myself and the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

January 20, 2009

Robert P. Bremner

Chairman of the Board

Semi-Annual Report    Page 1

Portfolio Manager’s Comments for the Nuveen Arizona,

Colorado and New Mexico Municipal Bond Funds

Portfolio manager Scott Romans examines key investment strategies and the performance of the Nuveen Arizona, Colorado and New Mexico Municipal Bond Funds. Scott, who has eight years of investment experience, has managed the Funds since 2003.

How did the Funds perform during the six-month period ending November 30, 2008?

The table on page three provides Class A Share total returns for the three Funds for the six-month, one-year, five-year and ten-year periods ending November 30, 2008. Each Fund’s total returns are compared with the returns of its corresponding Lipper peer fund category average, its respective state Barclays Capital Municipal Bond Index, the national Barclays Capital Municipal Bond Index and the Standard & Poor’s (S&P) National Municipal Bond Index.

The market backdrop for municipal bond investing was extraordinarily challenging throughout the past six months. Yields on short-term municipal bonds declined sharply while their prices rose accordingly (bond yields and prices move in opposite directions), reflecting investors’ desire to avoid risk. At the same time, yields on long-term bonds rose and prices fell, leading to significant steepening in the tax-exempt yield curve. Investor caution also led to weak performance from bonds with lower credit ratings. Bonds rated BBB and lower did relatively poorly, less because of deteriorating issuer credit quality than a substantial reduction in investor demand that sent their yields sharply higher.

Against this backdrop, all three Funds experienced losses when measured in absolute terms. In addition, the Colorado Fund saw its Class A Shares at net asset value underperform its Lipper peer group during the six-month period, while the New Mexico Fund’s Class A Shares at net asset value outperformed its Lipper peer group. The Arizona Fund’s Class A Share performance was in line. All three Funds underperformed their respective state Barclays Capital Indexes as well as the national Barclays Capital and Standard & Poor’s (S&P) Municipal Bond Indexes. The factors determining the performance of each Fund are discussed later in the report.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

All three Funds continued to employ the same fundamental investment strategies and tactics used in previous years, although our ability to implement those strategies depended on the individual characteristics of the three portfolios as well as market conditions within each state.

The past year was one of the most volatile we have ever seen as municipal bond investors. Demand for municipal securities dried up, as the market became quite illiquid, with only the very-highest-quality, shortest-maturity issues turning in positive performance in a highly risk-averse market climate. The environment was characterized by a general rise in municipal interest rates, with long-dated bonds faring the worst. In addition, credit spreads widened dramatically, indicating that investors were demanding ever-increasing amounts of income in exchange for taking on credit risk.

The Arizona Fund’s performance was hurt the most by its credit quality allocation. Specifically, the Fund had significant exposure to bonds rated BBB — the lowest end of the investment-grade bond universe — which underperformed the overall national municipal market and hampered the Fund’s results. We also lacked significant exposure to AAA-rated bonds, which outperformed the market as a whole.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Semi-Annual Report    Page 2

Class A Shares— Average Annual Total Returns as of 11/30/08

	Cumulative Six-Month	Annualized
		1-Year	5-Year	10-Year
Nuveen Arizona Municipal Bond Fund
A Shares at NAV	-9.51%	-9.78%	0.82%	2.53%
A Shares at Offer	-13.28%	-13.61%	-0.04%	2.09%
Lipper Arizona Municipal Debt Funds Average[1]	-9.47%	-9.35%	1.30%	2.79%
Barclays Capital Arizona Municipal Bond Index[2]	-4.82%	-3.34%	2.46%	4.00%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen Colorado Municipal Bond Fund
A Shares at NAV	-9.21%	-8.38%	1.42%	2.58%
A Shares at Offer	-13.01%	-12.25%	0.55%	2.14%
Lipper Colorado Municipal Debt Funds Average[1]	-8.05%	-7.37%	1.39%	2.86%
Barclays Capital Colorado Municipal Bond Index[2]	-4.93%	-4.19%	2.51%	4.15%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

	Cumulative Six-Month	Annualized
		1-Year	5-Year	10-Year
Nuveen New Mexico Municipal Bond Fund
A Shares at NAV	-8.05%	-7.09%	1.65%	2.82%
A Shares at Offer	-11.92%	-10.97%	0.77%	2.38%
Lipper Other States Municipal Debt Funds Average[1]	-8.66%	-7.85%	1.06%	2.67%
Barclays Capital New Mexico Municipal Bond Index[2]	-0.80%	1.64%	3.57%	4.62%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A Shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

1	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Arizona Municipal Debt Funds Category Average contained 32, 31, 26 and 21 funds for the six-month, one-year, five-year and ten-year periods ended November 30, 2008. The Lipper Colorado Municipal Debt Funds Category Average had 22, 21, 20 and 16 funds and the Lipper Other States Municipal Debt Funds Category Average had 151, 145, 133 and 114, respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Barclays Capital Arizona Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Arizona bonds with maturities of two years or greater. The Barclays Capital Colorado Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Colorado bonds with maturities of two years or greater. The Barclays Capital New Mexico Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt New Mexico bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

3	The Barclays Capital Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4	The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value weighted index designed to measure the performance of the investment-grade municipal bond market.

Semi-Annual Report    Page 3

Credit quality was a negative for the Colorado Fund’s performance as well, though to a lesser extent than in the Arizona Fund. In Colorado, we were overweighted in BBB-rated bonds while also significantly underweighted in the stronger-performing AAA and AA rating categories. The Colorado Fund also had elevated exposure to certain municipal bond insurance companies whose credit ratings were downgraded. These particular companies insured a number of lower-credit-quality bonds. After the rating of the insurers were downgraded, the bonds lost significant value because their prices began to reflect the credit quality of the underlying issuers instead of the insurance companies.

The situation was different for the New Mexico Fund. Compared to most other states, the New Mexico municipal market features fewer lower-rated issues. As a result, we owned a relatively modest allocation to BBB-rated bonds, helping performance in relative terms. We also had a relatively higher allocation to AA-rated bonds. While this positioning contributed positively in the aggregate, some of our individual holdings were in the housing sector — a fairly weak-performing group overall.

In all three Funds — and especially the Colorado Fund — yield curve positioning was a negative performance factor. As we mentioned, long-term municipal yields were rising and short-term interest rates were dropping during the period. This situation led to outperformance from very-short-duration bonds, to which we were only modestly allocated. Meanwhile, longer-duration bonds, which we owned more of, underperformed. This is the same yield curve positioning we routinely adopt in all of our Funds. Given normal market conditions, we believe that owning more longer-dated bonds and fewer shorter-dated issues will generally provide our shareholders with the best long-term values. Unfortunately, conditions were far from normal during the period, and our positioning proved unhelpful.

Given the generally challenging market environment, relatively little performed well for the Funds. As a group, pre-refunded bonds were the only securities in the municipal market to turn in positive performance. As investors participated in a flight to quality, they favored these very defensive securities, which were in high demand in an otherwise very illiquid municipal market. None of the Funds were significantly exposed to pre-refunded bonds, but to the extent we owned them, the Funds benefited from their performance.

Across all three portfolios, our management approach was generally consistent. To varying extents — depending on market conditions within the states — we focused on opportunistic buying of bonds we believed were offering unusually good values. With the municipal market very illiquid, especially in the fall, bonds traded at higher yield levels to attract investors’ interest. We took advantage of this dramatic credit spread widening, buying bonds in both the primary and secondary markets that we believed were fundamentally sound and providing much-higher-than-normal yields. In the Arizona Fund, for example, we were able to buy AA and A-rated bonds providing yields of six percent and higher, as well as some BBB-rated bonds with yields exceeding seven percent. With a wide variety of these opportunities to choose from in the Arizona market, we were fairly active in adding new bonds there.

We pursued the same strategy in the Colorado and New Mexico Funds as well, although we had many fewer opportunities to add new lower-rated bonds because of the type of issuance coming to market as well as the New Mexico market’s relatively small size. Accordingly, most of our buying in those portfolios during the six months centered on higher-rated bonds. Although their yields lagged those of their lower-rated counterparts, they were still much higher than their historic norms.

All of the bonds we added were selected with the help of Nuveen’s credit research team. In each case, we had a great deal of confidence in the bonds’ underlying credit strength and risk/reward tradeoffs.

To fund our recent purchases, we were generally selling higher-quality, shorter-dated bonds —

Semi-Annual Report    Page 4

reflecting the only parts of the market benefiting from strong investor demand during the period. With this strategy, we were able to replace bonds in the portfolio that had already appreciated significantly with others that we believed would offer our shareholders excellent long-term values.

Recent Market Developments

Beginning in October, the nation’s financial institutions and financial markets — including the municipal bond market — experienced significant turmoil. Reductions in demand decreased valuations of municipal bonds across all credit ratings, especially those with lower credit ratings, and this generally reduced the Funds’ net asset values. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the recent market turmoil these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. This reduction in dealer involvement in the market was accompanied by significant net selling pressure by investors, particularly with respect to lower-rated municipal bonds, as institutional investors generally removed money from the municipal bond market, at least in part because of their need to reduce the leveraging of their municipal investments. This deleveraging was in part driven by the overall reduction in the amount of financing available for such leverage, the increased costs of such leverage financing, and the need to reduce leverage levels that had recently increased due to the decline in municipal bond prices.

Municipal bond prices were further negatively impacted by concerns that the need for further de-leveraging and a supply overhang (a large amount of new issues that were postponed) would cause selling pressure to persist for a period of time. In addition to falling prices, the following market conditions resulted in greater price volatility of municipal bonds — wider credit spreads (i.e., lower quality bonds fell in price more than higher quality bonds); significantly reduced liquidity (i.e., the ability to sell bonds at a price close to their carrying value), particularly for lower quality bonds; and a lack of price transparency (i.e., the ability to accurately determine the price at which a bond would likely trade). Reduced liquidity was most pronounced in mid-October, although it improved considerably after that period.

Recent Developments Regarding Bond Insurance Companies

As mentioned earlier, another factor that had an impact on the performance of these Funds was their position in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, AMBAC, CIFG, FGIC, MBIA, RAAI and SYNCORA (formerly XLCA) experienced one or more rating reductions by at least one or more rating agencies while AGC and FSA received their first rating reductions by at least one rating agency. At the time this report was prepared, at least one rating agency has placed each of these insurers except AGC on “negative outlook” or “negative credit watch,” which may presage one or more rating reductions for such insurer or insurers in the future. As concern increased about the balance sheets of these insurers, prices on bonds insured by these companies — especially those bonds with weaker underlying credits — declined, detracting from the Funds’ performance. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category. It is important to note that municipal bonds historically have had a very low rate of default.

Dividend Information

The Class B and Class C Shares of the Arizona Fund and the Class B Shares of the New Mexico Fund saw an increase to its monthly dividend in

Semi-Annual Report    Page 5

November 2008. The Class B Shares of the Colorado Fund experienced a dividend increase in August 2008.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2008, all three Funds had positive UNII balances, based upon our best estimate, for tax purposes. The Arizona and New Mexico Funds had positive UNII balances and the Colorado Fund had a negative UNII balance for financial statement purposes.

Semi-Annual Report    Page 6

Fund Spotlight as of 11/30/08 Nuveen Arizona Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FAZTX	FAZBX	FAZCX	NMARX
NAV	$9.17	$9.17	$9.16	$9.17
Latest Monthly Dividend[2]	$0.0345	$0.0285	$0.0300	$0.0360
Latest Capital Gain Distribution[3]	$0.0189	$0.0189	$0.0189	$0.0189
Inception Date	10/29/86	2/03/97	2/07/94	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-9.78%	-13.61%
5-Year	0.82%	-0.04%
10-Year	2.53%	2.09%
B Shares	w/o CDSC	w/CDSC
1-Year	-10.49%	-13.95%
5-Year	0.06%	-0.11%
10-Year	1.93%	1.93%
C Shares	NAV
1-Year	-10.32%
5-Year	0.26%
10-Year	1.97%
I Shares	NAV
1-Year	-9.62%
5-Year	1.01%
10-Year	2.73%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.51%	4.33%
30-Day Yield[4]	4.63%	—
SEC 30-Day Yield[4,5]	—	4.43%
Taxable-Equivalent Yield[5,6]	6.74%	6.45%
B Shares	NAV
Dividend Yield[4]	3.73%
30-Day Yield[4]	3.86%
Taxable-Equivalent Yield[6]	5.62%
C Shares	NAV
Dividend Yield[4]	3.93%
30-Day Yield[4]	4.06%
Taxable-Equivalent Yield[6]	5.91%
I Shares	NAV
Dividend Yield[4]	4.71%
SEC 30-Day Yield[4]	4.83%
Taxable-Equivalent Yield[6]	7.03%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-9.66%	-13.45%
5-Year	0.61%	-0.26%
10-Year	2.48%	2.05%
B Shares	w/o CDSC	w/CDSC
1-Year	-10.29%	-13.75%
5-Year	-0.15%	-0.32%
10-Year	1.87%	1.87%
C Shares	NAV
1-Year	-10.12%
5-Year	0.05%
10-Year	1.92%
I Shares	NAV
1-Year	-9.50%
5-Year	0.80%
10-Year	2.68%

Portfolio Statistics
Net Assets ($000)	$66,578
Average Effective Maturity on Securities (Years)	15.82
Average Duration	7.56

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.03%	1.02%	5/31/08
Class B	1.78%	1.77%	5/31/08
Class C	1.58%	1.57%	5/31/08
Class I	0.83%	0.82%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.3%.

Semi-Annual Report    Page 7

Fund Spotlight as of 11/30/08 Nuveen Arizona Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/Limited	29.9%
Health Care	16.9%
Tax Obligation/General	15.4%
U.S. Guaranteed	9.9%
Water and Sewer	8.2%
Education and Civic Organizations	7.0%
Housing/Multifamily	6.8%
Other	5.9%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Manager’s Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance

	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$904.90	$901.40	$902.10	$905.80	$1,020.66	$1,016.90	$1,017.90	$1,021.66
Expenses Incurred During Period	$4.20	$7.77	$6.82	$3.25	$4.46	$8.24	$7.23	$3.45

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .88%, 1.63%, 1.43% and ..68% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 8

Fund Spotlight as of 11/30/08 Nuveen Colorado Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FCOTX	FCOBX	FCOCX	FCORX
NAV	$8.96	$8.96	$8.94	$8.94
Latest Monthly Dividend[2]	$0.0350	$0.0290	$0.0305	$0.0370
Inception Date	5/04/87	2/25/97	2/05/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-8.38%	-12.25%
5-Year	1.42%	0.55%
10-Year	2.58%	2.14%

B Shares	w/o CDSC	w/CDSC
1-Year	-9.09%	-12.60%
5-Year	0.67%	0.50%
10-Year	1.97%	1.97%

C Shares	NAV
1-Year	-8.81%
5-Year	0.89%
10-Year	2.03%
I Shares	NAV
1-Year	-8.17%
5-Year	1.64%
10-Year	2.79%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.69%	4.49%
30-Day Yield[3]	4.09%	—
SEC 30-Day Yield[3,4]	—	3.91%
Taxable-Equivalent Yield[4,5]	5.95%	5.69%

B Shares	NAV
Dividend Yield[3]	3.88%
30-Day Yield[3]	3.33%
Taxable-Equivalent Yield[5]	4.85%

C Shares	NAV
Dividend Yield[3]	4.09%
30-Day Yield[3]	3.52%
Taxable-Equivalent Yield[5]	5.12%

I Shares	NAV
Dividend Yield[3]	4.97%
SEC 30-Day Yield[3]	4.29%
Taxable-Equivalent Yield[5]	6.24%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-9.34%	-13.11%
5-Year	1.00%	0.14%
10-Year	2.43%	1.99%
B Shares	w/o CDSC	w/CDSC
1-Year	-9.95%	-13.42%
5-Year	0.25%	0.08%
10-Year	1.82%	1.82%

C Shares	NAV
1-Year	-9.78%
5-Year	0.45%
10-Year	1.87%

I Shares	NAV
1-Year	-9.14%
5-Year	1.20%
10-Year	2.63%

Portfolio Statistics
Net Assets ($000)	$39,126
Average Effective Maturity on Securities (Years)	15.22
Average Duration	7.69

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.93%	0.91%	5/31/08
Class B	1.68%	1.65%	5/31/08
Class C	1.48%	1.46%	5/31/08
Class I	0.74%	0.72%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.3%.

Semi-Annual Report    Page 9

Fund Spotlight as of 11/30/08 Nuveen Colorado Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/Limited	26.2%
Health Care	20.5%
U.S. Guaranteed	18.4%
Education and Civic Organizations	16.5%
Tax Obligation/General	7.2%
Other	11.2%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Manager’s Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$907.90	$904.30	$906.00	$908.80	$1,020.41	$1,016.70	$1,017.65	$1,021.41
Expenses Incurred During Period	$4.45	$7.97	$7.07	$3.49	$4.71	$8.44	$7.49	$3.70

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .93%, 1.67%, 1.48% and ..73% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 10

Fund Spotlight as of 11/30/08 Nuveen New Mexico Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FNMTX	FNMBX	FNMCX	FNMRX
NAV	$9.22	$9.23	$9.24	$9.28
Latest Monthly Dividend[2]	$0.0340	$0.0280	$0.0295	$0.0355
Inception Date	9/16/92	2/18/97	2/24/97	2/24/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08
A Shares	NAV	Offer
1-Year	-7.09%	-10.97%
5-Year	1.65%	0.77%
10-Year	2.82%	2.38%
B Shares	w/o CDSC	w/CDSC
1-Year	-7.72%	-11.29%
5-Year	0.90%	0.73%
10-Year	2.20%	2.20%
C Shares	NAV
1-Year	-7.60%
5-Year	1.08%
10-Year	2.26%
I Shares	NAV
1-Year	-6.88%
5-Year	1.86%
10-Year	3.03%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	4.43%	4.24%
30-Day Yield[3]	4.48%	—
SEC 30-Day Yield[3,4]	—	4.30%
Taxable-Equivalent Yield[4,5]	6.54%	6.28%
B Shares	NAV
Dividend Yield[3]	3.64%
30-Day Yield[3]	3.72%
Taxable-Equivalent Yield[5]	5.43%
C Shares	NAV
Dividend Yield[3]	3.83%
30-Day Yield[3]	3.92%
Taxable-Equivalent Yield[5]	5.72%
I Shares	NAV
Dividend Yield[3]	4.59%
SEC 30-Day Yield[3]	4.68%
Taxable-Equivalent Yield[5]	6.83%

Average Annual Total Returns as of 12/31/08
A Shares	NAV	Offer
1-Year	-6.68%	-10.59%
5-Year	1.63%	0.75%
10-Year	2.86%	2.42%
B Shares	w/o CDSC	w/CDSC
1-Year	-7.40%	-10.98%
5-Year	0.87%	0.69%
10-Year	2.24%	2.24%
C Shares	NAV
1-Year	-7.20%
5-Year	1.07%
10-Year	2.30%
I Shares	NAV
1-Year	-6.47%
5-Year	1.84%
10-Year	3.07%

Portfolio Statistics
Net Assets ($000)	$56,783
Average Effective Maturity on Securities (Years)	16.54
Average Duration	8.63

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.89%	0.87%	5/31/08
Class B	1.64%	1.62%	5/31/08
Class C	1.44%	1.42%	5/31/08
Class I	0.69%	0.67%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

Semi-Annual Report    Page 11

Fund Spotlight as of 11/30/08 Nuveen New Mexico Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/Limited	20.4%
Water and Sewer	19.7%
U.S. Guaranteed	15.7%
Education and Civic Organizations	12.9%
Housing/Multifamily	9.3%
Health Care	7.6%
Housing/Single Family	7.6%
Other	6.8%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Manager’s Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$919.50	$916.90	$917.20	$920.90	$1,020.66	$1,016.90	$1,017.90	$1,021.66
Expenses Incurred During Period	$4.23	$7.83	$6.87	$3.27	$4.46	$8.24	$7.23	$3.45

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .88%, 1.63%, 1.43% and ..68% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 12

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.9%

$835	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$605,375
	Education and Civic Organizations – 6.8%

1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	AA	981,640

550	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%, 5/01/24 (Alternative Minimum Tax)	11/09 at 102.00	Aaa	484,710

1,335	Northern Arizona University, System Revenue Refunding Bonds, Series 2006, 5.000%, 6/01/25 – FGIC Insured	6/17 at 100.00	AA	1,222,513

1,025	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	765,798

1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	784,200

275	Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12	1/09 at 100.00	A–	275,184
5,185	Total Education and Civic Organizations			4,514,045
	Energy – 1.2%

1,250	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	789,638
	Health Care – 16.3%

1,335	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	AA–	1,196,454

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 3.411%, 1/02/37	1/17 at 100.00	AA–	475,000

1,770	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2008D, 5.500%, 1/01/38	1/18 at 100.00	AA–	1,512,430

700	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB	419,930

1,035	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB	604,575

1,675	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 1998A, 5.000%, 7/01/16	7/10 at 100.00	A	1,656,508

900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A	784,305

1,290	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A	979,703

370	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/16	4/15 at 100.00	BBB	410,289

1,500	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/35	7/15 at 100.00	BBB+	1,034,955

1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	12/08 at 101.00	N/R	802,539

1,250	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2003A, 6.000%, 8/01/33	8/13 at 100.00	Baa2	957,950
13,880	Total Health Care			10,834,638
	Housing/Multifamily – 6.5%

2,475	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Western Groves Apartments Project, Series 2001B, Pass through Certificates Series 2002-4, 5.800%, 11/01/34 (Mandatory put 11/01/21) (Alternative Minimum Tax)	12/11 at 100.00	N/R	2,002,572

2,090	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	1,809,355

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$560	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	$413,174

2,080	Phoenix Industrial Development Authority, Arizona, Subordinate Lien Multifamily Housing Revenue Bonds, Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 (4)	No Opt. Call	N/R	143,416
7,205	Total Housing/Multifamily			4,368,517
	Tax Obligation/General – 14.8%

2,000	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project 2006, Series 2008B, 3.000%, 7/01/28	7/18 at 100.00	A2	1,780,300

1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second Series 2005, 5.000%, 7/01/20 – FGIC Insured	7/15 at 100.00	AA	1,017,360

2,715	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Series 2008C, 5.000%, 7/01/27	7/18 at 100.00	A2	2,510,424

310	Maricopa County Unified School District 80, Chandler, Arizona, School Improvement and Refunding Bonds, Series 1994, 6.250%, 7/01/11 – FGIC Insured	No Opt. Call	AA	334,496

700	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 – FGIC Insured	No Opt. Call	AA	754,397

2,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	No Opt. Call	AA	2,280,500

1,250	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series 2006, 5.000%, 7/01/25 – MBIA Insured	7/16 at 100.00	AA	1,183,788
9,975	Total Tax Obligation/General			9,861,265
	Tax Obligation/Limited – 28.8%

785	Bullhead City, Arizona, Special Assessment Bonds, East Branch Sewer Improvement District, Series 1993, 6.100%, 1/01/13	1/09 at 100.00	Baa2	776,498

563	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005, 5.500%, 7/15/29	7/15 at 100.00	N/R	395,097

525	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds, Montecito Assessment District, Series 2007, 5.550%, 7/01/22	7/17 at 100.00	N/R	413,474

665	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2007, 6.125%, 7/15/27	7/17 at 100.00	N/R	519,804

446	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R	423,589

3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax Revenue Bonds, Series 2008B, 6.250%, 7/01/38	1/14 at 100.00	AA	3,014,669

1,040	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	Baa1	735,946

1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Baa1	1,147,168

590	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/18 at 100.00	N/R	485,552

1,600	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 – FSA Insured	7/15 at 100.00	AAA	1,576,096

	Peoria Improvement District, Arizona, Special Assessment District 8801 Bonds, North Valley Power Center, Series 1992:
425	7.300%, 1/01/12	1/09 at 101.00	A	431,073
460	7.300%, 1/01/13	1/09 at 101.00	A	466,573

1,000	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008, 7.750%, 6/15/29	6/16 at 102.00	Baa2	969,060

3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	A	2,594,849

1,670	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A–	1,418,615

	Scottsdale, Arizona, Waterfront Commercial Community Facilities District General Obligation Bonds, Series 2007:
265	6.000%, 7/15/27	7/17 at 100.00	N/R	206,117
310	6.050%, 7/15/32	7/17 at 100.00	N/R	230,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$2,770	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 – AMBAC Insured	7/14 at 100.00	AAA		$2,892,461

555	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series 2005, 5.750%, 7/15/24	7/15 at 100.00	Baa1		462,615
20,784	Total Tax Obligation/Limited				19,159,496
	U.S. Guaranteed – 9.6% (5)

200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	A	(5)	217,164

1,550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(5)	1,715,168

115	Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital and Medical Center Inc. and Medical Environments Inc., Series 1992, 6.250%, 9/01/11 – MBIA Insured (ETM)	3/09 at 100.00	AA	(5)	119,852

1,525	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)	No Opt. Call	AA	(5)	1,830,076

2,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)	12/11 at 101.00	N/R	(5)	2,486,002
5,640	Total U.S. Guaranteed				6,368,262
	Utilities – 3.5%

1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA		1,098,270

60	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured	1/09 at 100.00	Aa3		60,356

1,455	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 – SYNCORA GTY Insured	7/15 at 100.00	A3		1,151,051
2,515	Total Utilities				2,309,677
	Water and Sewer – 7.8%

1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured	7/14 at 100.00	BBB		871,446

1,000	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/30 – SYNCORA GTY Insured	7/16 at 100.00	BBB		815,690

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA+		994,600

1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AAA		1,374,842

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
555	4.700%, 4/01/22	4/14 at 100.00	N/R		425,530
645	4.900%, 4/01/32	4/17 at 100.00	N/R		444,540

420	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R		298,141
6,040	Total Water and Sewer				5,224,789
$73,309	Total Investments (cost $72,086,993) – 96.2%				64,035,702

	Other Assets Less Liabilities – 3.8%				2,542,560

	Net Assets – 100%				$66,578,262

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Manager’s Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

15

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 16.2%

$430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 – AMBAC Insured	9/13 at 100.00	A	$400,192

1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools – Adams County School District 12, Series 2004, 5.250%, 5/01/17 – SYNCORA GTY Insured	5/14 at 100.00	A	1,460,074

1,130	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aurora Academy, Series 2004, 5.375%, 2/15/19 – SYNCORA GTY Insured	2/14 at 100.00	A	1,140,633

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter Schoo, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	3/17 at 100.00	A	747,800

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	401,445

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Ridgeview Classical Schools, Series 2005A, 5.500%, 8/15/25 – SYNCORA GTY Insured	8/15 at 100.00	A	942,560

1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A	1,257,196
6,855	Total Education and Civic Organizations			6,349,900
	Health Care – 20.2%

500	Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series 2008D The Health, Educational and Housing Facility Board of the City of Chattanooga, Tennessee Revenue Bonds (Catholic Health Initiatives) Series 2008D Montgomery, 6.250%, 10/01/33	10/18 at 100.00	AA	488,550

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2006D, 5.125%, 11/15/29	11/16 at 100.00	A+	1,234,455

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.500%, 5/15/28	5/18 at 100.00	BBB	718,710

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB–	536,963

1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	A3	820,200

560	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	BBB+	431,626

1,400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series 2005A, 5.200%, 3/01/31 – FSA Insured	9/18 at 102.00	AAA	1,279,292

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	BBB+	424,455

885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/10 at 101.00	A–	803,518

420	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	365,862

500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB–	456,755

500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	Baa1	339,855
9,515	Total Health Care			7,900,241
	Housing/Multifamily – 2.9%

1,355	Colorado Housing Finance Authority, Multifamily Housing Revenue Bonds, Castle High Apartments Project, Series 2001B, Pass Though Certificates 2001-2, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	12/10 at 100.00	N/R	1,123,322
	Housing/Single Family – 0.7%

105	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	10/09 at 105.00	Aa2	111,903

16

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Housing/Single Family (continued)

$115	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	10/09 at 105.00	Aa2		$118,647

50	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	4/10 at 105.00	AA		51,094
270	Total Housing/Single Family				281,644
	Long-Term Care – 1.9%

1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 – RAAI Insured	12/12 at 100.00	BBB+		741,250
	Tax Obligation/General – 7.1%

2,150	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aa2		2,221,874

500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa3		540,375
2,650	Total Tax Obligation/General				2,762,249
	Tax Obligation/Limited – 25.8%

500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 – FSA Insured	12/13 at 100.00	AAA		498,795

2,000	Colorado, Certificates of Participation, UCDHSC Fitzsimons Academic Projects, Series 2005B, 5.250%, 11/01/24 – MBIA Insured	11/15 at 100.00	AA		1,932,920

2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	A3		1,500,560

1,000	Larimer County, Colorado, Sales and Use Tax Revenue Bonds, Fairgrounds and Events Center, Series 2002, 5.500%, 12/15/18 – MBIA Insured	12/12 at 100.00	AA		1,045,020

1,000	Mountain Village Metropolitan District, San Miguel County, Colorado, General Obligation Limited Tax Bonds, Series 2006B, 4.750%, 12/01/31 – SYNCORA GTY Insured	12/16 at 100.00	BBB–		820,340

1,200	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	BBB+		880,716

1,000	Pueblo, Colorado, Certificates of Participation, Police Complex Project, Series 2008, 5.500%, 8/15/23 – AGC Insured	8/18 at 100.00	AAA		965,690

1,500	Regional Transportation District, Colorado, Master Lease Purchase Agreement II, Fixed Rate Certificates of Participation, Transit Vehicles Project, Series 2002A, 5.000%, 12/01/22 – AMBAC Insured	12/17 at 100.00	A1		1,390,050

1,460	Tower Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	A3		1,050,937
11,660	Total Tax Obligation/Limited				10,085,028
	Transportation – 2.7%

700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – MBIA Insured	9/15 at 100.00	AA		603,337

415	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21 (Alternative Minimum Tax)	5/11 at 101.00	N/R		366,312

100	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		77,751
1,215	Total Transportation				1,047,400
	U.S. Guaranteed – 18.1% (4)

1,800	Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10 (ETM)	No Opt. Call	AAA		1,725,642

500	Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24 (Pre-refunded 4/15/10)	4/10 at 100.00	N/R	(4)	533,340

17

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20 (Pre-refunded 12/15/10)	12/10 at 101.00	BBB	(4)	$665,268

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)	9/11 at 100.00	Ba1	(4)	677,370

500	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Series 2000, 6.125%, 12/01/25 (Pre-refunded 12/01/10) – RAAI Insured	12/10 at 100.00	BBB+	(4)	542,240

500	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23 (Pre-refunded 11/15/11)	11/11 at 101.00	A+	(4)	563,500

600	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30 (Pre-refunded 12/15/10)	12/10 at 101.00	A–	(4)	658,824

900	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18 (ETM)	No Opt. Call	AAA		1,046,781

560	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33 (Pre-refunded 12/01/14)	12/14 at 100.00	AAA		661,679
6,560	Total U.S. Guaranteed				7,074,644
	Utilities – 2.9%

750	Arkansas River Power Authority, Colorado, Power Improvement Bonds, Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB		643,410

485	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE, 5.375%, 6/01/17	6/12 at 100.00	AA		514,464
1,235	Total Utilities				1,157,874
$42,315	Total Investments (cost $42,407,842) – 98.5%				38,523,552

	Other Assets Less Liabilities – 1.5%				602,600

	Net Assets – 100%				$39,126,152

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Manager’s Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

18

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 13.0%

$1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	9/11 at 100.00	A2	$1,297,350

750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	536,228

2,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	2,766,500

2,000	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,001,260

750	University of New Mexico, Subordinate Lien Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	772,193
7,500	Total Education and Civic Organizations			7,373,531
	Health Care – 7.7%

2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	1,627,320

1,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2007A, 5.250%, 6/01/27	6/17 at 100.00	A3	793,230

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2008, 6.375%, 8/01/32	8/18 at 100.00	AA–	1,926,560
5,000	Total Health Care			4,347,110
	Housing/Multifamily – 9.3%

1,700	Bernalillo County, New Mexico, Multifamily Housing Revenue Refunding and Improvement Bonds, El Centro Senior Housing Complex, Series 1999, 5.850%, 6/15/29	6/09 at 101.00	N/R	1,360,935

2,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, Las Palomas Apartments, Series 2006C, 4.700%, 9/01/22 (Alternative Minimum Tax)	3/20 at 100.00	AAA	1,670,860

1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	AAA	769,190

1,890	New Mexico Mortgage Finance Authority, Multifamily Housing Subordinate Revenue Bonds, Manzano Mesa Apartments Project, Series 2001F, Pass through Certificates 2002-2, 5.950%, 11/01/34 (Mandatory put 11/01/23) (Alternative Minimum Tax)	11/11 at 100.00	N/R	1,495,292
6,590	Total Housing/Multifamily			5,296,277
	Housing/Single Family – 7.6%

300	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31 (Alternative Minimum Tax)	11/09 at 101.50	AAA	302,823

315	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31 (Alternative Minimum Tax)	1/10 at 102.50	AAA	320,043

1,725	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007A-1, 4.800%, 1/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AAA	1,262,597

1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007B-2, 4.850%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	710,440

1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007E, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/17 at 100.00	AAA	807,570

1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2008-D2., 5.500%, 7/01/39	7/18 at 100.00	AAA	905,730
5,340	Total Housing/Single Family			4,309,203
	Information Technology – 0.9%

500	Sandoval County, New Mexico, Incentive Payment Revenue Bonds, Intel Corporation Project, Series 2005, 5.000%, 6/01/20	6/15 at 100.00	A+	493,035

19

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General – 3.4%

$1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 – MBIA Insured	4/14 at 100.00	A1		$1,955,324
	Tax Obligation/Limited – 20.4%

1,125	Cibola County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	A3		961,279

	Dona Ana County, New Mexico, Gross Receipts Tax Revenue Refunding and Improvement Bonds, Series 2003:
360	5.250%, 5/01/25 – AMBAC Insured	5/13 at 100.00	Baa1		346,939
545	5.250%, 5/01/28 – AMBAC Insured	5/13 at 100.00	Baa1		455,407

1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 – AMBAC Insured	6/13 at 100.00	A2		1,114,029

1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 – AMBAC Insured	6/12 at 100.00	A3		1,406,686

500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series 2007, 7.000%, 10/01/37	10/17 at 100.00	N/R		370,355

1,000	New Mexico Finance Authority, Senior Lien Transportation Revenue Bonds, Series 2004A, 5.250%, 6/15/24 – MBIA Insured	6/14 at 100.00	AA+		1,011,470

4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – FSA Insured	No Opt. Call	AAA		4,250,438

1,245	Santa Fe, New Mexico, Gross Receipts Sales Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA		1,176,899

600	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	10/18 at 100.00	N/R		512,310
12,045	Total Tax Obligation/Limited				11,605,812
	U.S. Guaranteed – 15.8% (4)

3,750	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 – FSA Insured (ETM)	No Opt. Call	AAA		3,491,063

1,000	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26 (Pre-refunded 10/01/09)	10/09 at 100.00	AAA		1,034,530

600	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Vista Montana Apartments Project, Series 2001A, 5.400%, 12/01/31 (Pre-refunded 6/01/11) – MBIA Insured	6/11 at 100.00	Aaa		647,442

500	New Mexico Finance Authority, Court Automation Fee Revenue Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded 6/15/11) – MBIA Insured	6/11 at 100.00	AA	(4)	535,135

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.750%, 8/01/15 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	2,175,200

1,000	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2001A, 5.125%, 9/15/26 (Pre-refunded 9/15/11) – AMBAC Insured	9/11 at 101.00	A1	(4)	1,089,730
8,850	Total U.S. Guaranteed				8,973,100
	Utilities – 2.5%

1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico, Series 1999A, 6.600%, 10/01/29 (Alternative Minimum Tax)	10/09 at 102.00	Baa3		1,135,305

300	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 – MBIA Insured	No Opt. Call	AA		293,697
1,800	Total Utilities				1,429,002
	Water and Sewer – 19.8%

2,000	Albuquerque and Benralillo County Water Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2006A, 5.000%, 7/01/26 – AMBAC Insured	7/16 at 100.00	AAA		1,927,360

2,000	Albuquerque and Bernalillo County Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2008A, 5.000%, 7/01/33	7/18 at 100.00	AAA		1,855,800

20

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA+	$979,920

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005C, 5.000%, 6/15/25 – AMBAC Insured	6/15 at 100.00	Aa3	972,550

4,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2006B, 5.000%, 6/01/36 – MBIA Insured	6/16 at 100.00	AA+	3,618,560

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2007E, 5.000%, 6/01/29 – MBIA Insured	6/17 at 100.00	AA+	940,130

1,000	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 6/01/23 – MBIA Insured	6/15 at 100.00	A2	931,520
12,000	Total Water and Sewer			11,225,840
$61,595	Total Investments (cost $61,671,675) – 100.4%			57,008,234

	Other Assets Less Liabilities – (0.4)%			(224,812)

	Net Assets – 100%			$56,783,422

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Manager’s Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

21

Statement of Assets and Liabilities (Unaudited)

November 30, 2008

	Arizona	Colorado	New Mexico
Assets
Investments, at value (cost $72,086,993, $42,407,842 and $61,671,675, respectively)	$64,035,702	$38,523,552	$57,008,234
Cash	1,294,531	74,273	—
Receivables:
Interest	1,401,009	677,622	1,137,447
Shares sold	94,185	21,046	42,679
Other assets	111	68	91
Total assets	66,825,538	39,296,561	58,188,451
Liabilities
Cash overdraft	—	—	1,237,173
Payables:
Dividends	131,111	67,040	63,576
Shares redeemed	23,595	40,588	29,866
Accrued expenses:
Management fees	31,022	18,311	25,784
12b-1 distribution and service fees	13,614	10,264	14,123
Other	47,934	34,206	34,507
Total liabilities	247,276	170,409	1,405,029
Net assets	$66,578,262	$39,126,152	$56,783,422
Class A Shares
Net assets	$44,842,468	$26,470,054	$45,575,890
Shares outstanding	4,891,037	2,954,522	4,940,960
Net asset value per share	$9.17	$8.96	$9.22
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$9.57	$9.35	$9.62
Class B Shares
Net assets	$1,973,216	$1,176,531	$2,511,020
Shares outstanding	215,196	131,296	272,082
Net asset value and offering price per share	$9.17	$8.96	$9.23
Class C Shares
Net assets	$6,914,379	$7,737,951	$7,473,883
Shares outstanding	755,167	866,018	808,575
Net asset value and offering price per share	$9.16	$8.94	$9.24
Class I Shares
Net assets	$12,848,199	$3,741,616	$1,222,629
Shares outstanding	1,401,239	418,600	131,770
Net asset value and offering price per share	$9.17	$8.94	$9.28

Net Assets Consist of:
Capital paid-in	$75,377,555	$44,076,812	$62,167,708
Undistributed (Over-distribution of) net investment income	177,323	(21,524)	93,691
Accumulated net realized gain (loss) from investments and derivative transactions	(925,325)	(1,044,846)	(814,536)
Net unrealized appreciation (depreciation) of investments	(8,051,291)	(3,884,290)	(4,663,441)
Net assets	$66,578,262	$39,126,152	$56,783,422

See accompanying notes to financial statements.

22

Statement of Operations (Unaudited)

Six Months Ended November 30, 2008

	Arizona	Colorado	New Mexico
Investment Income	$1,937,573	$1,177,530	$1,534,150
Expenses
Management fees	198,889	118,662	161,053
12b-1 service fees – Class A	49,176	28,760	47,879
12b-1 distribution and service fees – Class B	11,157	7,505	12,831
12b-1 distribution and service fees – Class C	30,578	31,965	28,634
Shareholders’ servicing agent fees and expenses	17,668	11,662	11,958
Custodian’s fees and expenses	12,841	11,702	6,385
Trustees’ fees and expenses	72	359	600
Professional fees	5,313	4,865	5,148
Shareholders’ reports – printing and mailing expenses	20,161	15,017	16,149
Federal and state registration fees	4,513	1,789	3,096
Other expenses	844	477	629
Total expenses before custodian fee credit	351,212	232,763	294,362
Custodian fee credit	(10,202)	(4,387)	(3,212)
Net expenses	341,010	228,376	291,150
Net investment income	1,596,563	949,154	1,243,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(943,330)	(147,167)	(57,866)
Change in net unrealized appreciation (depreciation) of investments	(7,949,352)	(4,996,174)	(6,132,846)
Net realized and unrealized gain (loss)	(8,892,682)	(5,143,341)	(6,190,712)
Net increase (decrease) in net assets from operations	$(7,296,119)	$(4,194,187)	$(4,947,712)

See accompanying notes to financial statements.

23

Statement of Changes in Net Assets (Unaudited)

	Arizona		Colorado		New Mexico
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Operations
Net investment income	$1,596,563	$3,238,133	$949,154	$1,734,528	$1,243,000	$2,361,176
Net realized gain (loss) from:
Investments	(943,330)	24,002	(147,167)	(355,742)	(57,866)	152,647
Futures	—	70,826	—	—	—	—
Change in net unrealized appreciation (depreciation) of investments	(7,949,352)	(2,071,715)	(4,996,174)	(572,361)	(6,132,846)	(896,585)
Net increase (decrease) in net assets from operations	(7,296,119)	1,261,246	(4,194,187)	806,425	(4,947,712)	1,617,238
Distributions to Shareholders
From net investment income:
Class A	(1,021,365)	(2,156,048)	(621,981)	(1,259,524)	(994,889)	(1,915,546)
Class B	(39,374)	(90,703)	(27,733)	(75,350)	(45,323)	(96,220)
Class C	(144,124)	(299,757)	(162,436)	(290,524)	(137,963)	(256,238)
Class I (1)	(300,889)	(593,058)	(112,204)	(147,317)	(28,755)	(54,013)
From accumulated net realized gains:
Class A	—	(98,694)	—	—	—	—
Class B	—	(5,104)	—	—	—	—
Class C	—	(15,246)	—	—	—	—
Class I (1)	—	(25,656)	—	—	—	—
Decrease in net assets from distributions to shareholders	(1,505,752)	(3,284,266)	(924,354)	(1,772,715)	(1,206,930)	(2,322,017)
Fund Share Transactions
Proceeds from sale of shares	4,675,941	5,262,450	3,217,565	11,353,038	3,347,396	6,318,470
Proceeds from shares issued to shareholders due to reinvestment of distributions	708,939	1,733,017	491,834	928,062	806,779	1,548,991
	5,384,880	6,995,467	3,709,399	12,281,100	4,154,175	7,867,461
Cost of shares redeemed	(5,968,569)	(17,250,179)	(5,609,688)	(9,216,499)	(2,395,324)	(6,562,117)
Net increase (decrease) in net assets from Fund share transactions	(583,689)	(10,254,712)	(1,900,289)	3,064,601	1,758,851	1,305,344
Net increase (decrease) in net assets	(9,385,560)	(12,277,732)	(7,018,830)	2,098,311	(4,395,791)	600,565
Net assets at the beginning of period	75,963,822	88,241,554	46,144,982	44,046,671	61,179,213	60,578,648
Net assets at the end of period	$66,578,262	$75,963,822	$39,126,152	$46,144,982	$56,783,422	$61,179,213
Undistributed (Over-distribution of) net investment income at the end of period	$177,323	$86,512	$(21,524)	$(46,324)	$93,691	$57,621

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

24

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”), Nuveen Colorado Municipal Bond Fund (“Colorado”) and Nuveen New Mexico Municipal Bond Fund (“New Mexico”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high levels of tax-free income and preservation of capital through investing primarily in diversified portfolios of quality municipal bonds. Each Fund may also invest up to 20% of its net assets in below-investment grade (“high yield”, “high risk” or “junk”) municipal bonds.

Effective May 1, 2008, the following policy changes are applicable to the Funds:

•

Class B Shares will only be issued (i) upon the exchange of Class B Shares from another Nuveen fund, (ii) for purposes of dividend reinvestment, and (iii) through December 31, 2008, for defined contribution plans and investors using automatic investment plans with investments in Class B Shares as of March 31, 2008. The reinstatement privilege for Class B Shares will no longer be available as of December 31, 2008.

•

Class R Shares have been renamed Class I Shares and are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I Shares and (iii) purchase by limited categories of investors.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Futures contracts are valued using the closing settlement price, or, in the absence of such price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for an investment or derivative instrument, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

25

Notes to Financial Statements (Unaudited) (continued)

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended November 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Each Fund offers Class A, C and I Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an “Inverse floating rate investment”. An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an “Underlying bond of an inverse floating rate trust”, with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates is included as a component of “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2008, Arizona was the only Fund to invest in externally-deposited inverse floaters.

26

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is included as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. At November 30, 2008, none of the Funds had exposure to externally-deposited Recourse Trusts.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. None of the Funds invested in futures contracts during the six months ended November 30, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

27

Notes to Financial Statements (Unaudited) (continued)

2. Fair Value Measurements

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of November 30, 2008:

Arizona	Level 1	Level 2	Level 3	Total
Investments	$—	$64,035,702	$—	$64,035,702

Colorado	Level 1	Level 2	Level 3	Total
Investments	$—	$38,523,552	$—	$38,523,552

New Mexico	Level 1	Level 2	Level 3	Total
Investments	$—	$57,008,234	$—	$57,008,234

3. Fund Shares

Transactions in Fund shares were as follows:

	Arizona
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	300,239	$3,017,981	234,306	$2,466,133
Class A – automatic conversion of Class B shares	1,951	18,145	5,008	52,501
Class B	3,386	34,030	6,399	66,676
Class C	59,568	594,143	166,759	1,747,078
Class I	98,065	1,011,642	88,104	930,062
Shares issued to shareholders due to reinvestment of distributions:
Class A	45,818	447,130	105,734	1,107,481
Class B	1,014	9,917	2,614	27,368
Class C	6,309	61,748	13,153	137,281
Class I	19,487	190,144	44,047	460,887
	535,837	5,384,880	666,124	6,995,467
Shares redeemed:
Class A	(339,267)	(3,322,644)	(1,186,392)	(12,473,145)
Class B	(37,287)	(364,663)	(57,125)	(598,721)
Class B – automatic conversion to Class A shares	(1,951)	(18,145)	(5,009)	(52,501)
Class C	(146,562)	(1,398,060)	(195,199)	(2,043,366)
Class I	(87,142)	(865,057)	(199,317)	(2,082,446)
	(612,209)	(5,968,569)	(1,643,042)	(17,250,179)
Net increase (decrease)	(76,372)	$(583,689)	(976,918)	$(10,254,712)

28

	Colorado
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	83,647	$791,027	270,036	$2,735,354
Class A – automatic conversion of Class B shares	42,136	404,733	32,333	329,246
Class B	7,751	76,763	13,246	134,904
Class C	150,111	1,449,729	330,800	3,353,028
Class I	50,384	495,313	479,611	4,800,506
Shares issued to shareholders due to reinvestment of distributions:
Class A	34,576	327,698	65,241	659,813
Class B	1,331	12,602	2,905	29,418
Class C	6,778	64,061	12,214	123,174
Class I	9,250	87,473	11,490	115,657
	385,964	3,709,399	1,217,876	12,281,100
Shares redeemed:
Class A	(223,755)	(2,181,432)	(468,626)	(4,763,410)
Class B	(19,087)	(182,572)	(75,764)	(764,592)
Class B – automatic conversion to Class A shares	(42,093)	(404,733)	(32,333)	(329,246)
Class C	(127,548)	(1,157,258)	(189,339)	(1,915,752)
Class I	(180,123)	(1,683,693)	(142,861)	(1,443,499)
	(592,606)	(5,609,688)	(908,923)	(9,216,499)
Net increase (decrease)	(206,642)	$(1,900,289)	308,953	$3,064,601

	New Mexico
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	220,849	$2,124,311	499,071	$5,136,448
Class A – automatic conversion of Class B shares	—	—	20,417	209,844
Class B	301	2,928	12,491	126,687
Class C	114,839	1,137,830	74,416	765,486
Class I	8,124	82,327	7,758	80,005
Shares issued to shareholders due to reinvestment of distributions:
Class A	69,887	675,298	127,642	1,307,029
Class B	2,979	28,842	6,087	62,364
Class C	8,786	85,028	14,071	144,309
Class I	1,810	17,611	3,427	35,289
	427,575	4,154,175	765,380	7,867,461
Shares redeemed:
Class A	(174,558)	(1,691,788)	(463,008)	(4,748,620)
Class B	(15,943)	(158,376)	(35,471)	(364,092)
Class B – automatic conversion to Class A shares	—	—	(20,409)	(209,844)
Class C	(44,498)	(430,629)	(117,903)	(1,215,195)
Class I	(11,817)	(114,531)	(2,365)	(24,366)
	(246,816)	(2,395,324)	(639,156)	(6,562,117)
Net increase (decrease)	180,759	$1,758,851	126,224	$1,305,344

29

Notes to Financial Statements (Unaudited) (continued)

4. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2008, were as follows:

	Arizona	Colorado	New Mexico
Purchases	$17,131,613	$4,028,193	$5,410,903
Sales and maturities	19,593,797	5,634,539	2,158,822

5. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2008, the cost of investments was as follows:

	Arizona	Colorado	New Mexico
Cost of investments	$72,082,227	$42,401,476	$61,662,729

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

	Arizona	Colorado	New Mexico
Gross unrealized:
Appreciation	$1,170,074	$808,953	$1,009,105
Depreciation	(9,216,599)	(4,686,877)	(5,663,600)
Net unrealized appreciation (depreciation) of investments	$(8,046,525)	$(3,877,924)	$(4,654,495)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2008, the Funds’ last tax year end, were as follows:

	Arizona	Colorado	New Mexico
Undistributed net tax-exempt income*	$331,615	$104,279	$247,349
Undistributed net ordinary income**	3,350	—	—
Undistributed net long-term capital gains	17,501	—	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2008, paid on June 2, 2008.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2008, was designated for purposes of the dividends paid deduction as follows:

	Arizona	Colorado	New Mexico
Distributions from net tax-exempt income	$3,173,299	$1,760,736	$2,309,599
Distributions from net ordinary income**	—	—	—
Distributions from net long-term capital gains	144,700	—	—
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2008, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Colorado	New Mexico
Expiration:
May 31, 2009	$18,771	$286,114
May 31, 2010	97,920	—
May 31, 2011	220,293	309,022
May 31, 2012	204,953	161,534
May 31, 2016	251,245	—
Total	$793,182	$756,670

30

Colorado elected to defer net realized losses from investments incurred from November 1, 2007 through May 31, 2008, the Fund’s last tax year end (“post-October losses”) in accordance with federal income tax regulations. Post-October losses of $104,498 were treated as having arisen on the first day of the current fiscal year.

6. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of November 30, 2008, the complex-level fee rate was .2000%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily net assets of all Nuveen funds, with such daily net assets to include assets attributable to preferred stock issued by or borrowings by such funds but to exclude assets attributable to investments in other Nuveen funds.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2008, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Arizona	Colorado	New Mexico
Sales charges collected	$48,736	$16,388	$33,691
Paid to financial intermediaries	43,774	14,094	28,971

31

Notes to Financial Statements (Unaudited) (continued)

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2008, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Arizona	Colorado	New Mexico
Commission advances	$15,809	$10,784	$13,642

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2008, the Distributor retained such 12b-1 fees as follows:

	Arizona	Colorado	New Mexico
12b-1 fees retained	$14,263	$16,589	$14,447

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2008, as follows:

	Arizona	Colorado	New Mexico
CDSC retained	$1,063	$3,742	$1,783

7. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of November 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2008, to shareholders of record on December 23, 2008, as follows:

	Arizona	Colorado	New Mexico
Dividend per share:
Class A	$.0345	$.0350	$.0340
Class B	.0285	.0290	.0280
Class C	.0300	.0305	.0295
Class I	.0360	.0370	.0355

Arizona also declared capital gain and net ordinary income distributions, which were paid on December 5, 2008, to shareholders of record on December 3, 2008 as follows:

Arizona
Capital gains distribution per share	$0.0166
Net ordinary income distribution per share*	—

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

32

Financial Highlights (Unaudited)

33

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

ARIZONA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (10/86)
2009(f)	$10.35	$.22	$(1.19)	$(.97)	$(.21)	$—	$(.21)	$9.17	(9.51)%
2008	10.61	.43	(.26)	.17	(.41)	(.02)	(.43)	10.35	1.67
2007	10.60	.42	.05	.47	(.41)	(.05)	(.46)	10.61	4.51
2006	10.87	.43	(.27)	.16	(.42)	(.01)	(.43)	10.60	1.58
2005	10.73	.46	.30	.76	(.46)	(.16)	(.62)	10.87	7.28
2004	11.35	.48	(.61)	(.13)	(.49)	—	(.49)	10.73	(1.19)
Class B (2/97)
2009(f)	10.35	.18	(1.19)	(1.01)	(.17)	—	(.17)	9.17	(9.86)
2008	10.61	.35	(.26)	.09	(.33)	(.02)	(.35)	10.35	.86
2007	10.59	.34	.06	.40	(.33)	(.05)	(.38)	10.61	3.80
2006	10.85	.35	(.26)	.09	(.34)	(.01)	(.35)	10.59	.88
2005	10.72	.38	.29	.67	(.38)	(.16)	(.54)	10.85	6.37
2004	11.33	.40	(.61)	(.21)	(.40)	—	(.40)	10.72	(1.85)
Class C (2/94)
2009(f)	10.34	.19	(1.19)	(1.00)	(.18)	—	(.18)	9.16	(9.79)
2008	10.60	.37	(.26)	.11	(.35)	(.02)	(.37)	10.34	1.09
2007	10.58	.36	.06	.42	(.35)	(.05)	(.40)	10.60	4.04
2006	10.85	.37	(.27)	.10	(.36)	(.01)	(.37)	10.58	1.01
2005	10.71	.40	.30	.70	(.40)	(.16)	(.56)	10.85	6.71
2004	11.33	.42	(.61)	(.19)	(.43)	—	(.43)	10.71	(1.73)
Class I (2/97)(g)
2009(f)	10.35	.23	(1.19)	(.96)	(.22)	—	(.22)	9.17	(9.42)
2008	10.61	.45	(.26)	.19	(.43)	(.02)	(.45)	10.35	1.84
2007	10.59	.45	.05	.50	(.43)	(.05)	(.48)	10.61	4.79
2006	10.86	.45	(.27)	.18	(.44)	(.01)	(.45)	10.59	1.75
2005	10.72	.48	.30	.78	(.48)	(.16)	(.64)	10.86	7.47
2004	11.33	.50	(.60)	(.10)	(.51)	—	(.51)	10.72	(.93)

34

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$44,842.91		%*	.91	%*	4.36	%*	.91	%*	.91	%*	4.36	%*	.88	%*	.88	%*	4.39	%*	24%
50,543	1.03		.93		4.05		1.03		.93		4.05		1.02		.92		4.05		19
60,748	1.01		.88		3.94		1.01		.88		3.94		.99		.86		3.96		19
62,420.90			.90		3.98		.90		.90		3.98		.88		.88		4.01		21
69,432.90			.90		4.20		.90		.90		4.20		.89		.89		4.22		26
69,355.94			.94		4.34		.94		.94		4.34		.93		.93		4.35		10

1,973	1.66	*	1.66	*	3.60	*	1.66	*	1.66	*	3.60	*	1.63	*	1.63	*	3.63	*	24
2,588	1.78		1.68		3.30		1.78		1.68		3.30		1.77		1.67		3.31		19
3,216	1.77		1.64		3.19		1.77		1.64		3.19		1.75		1.62		3.21		19
4,021	1.65		1.65		3.23		1.65		1.65		3.23		1.63		1.63		3.25		21
4,791	1.65		1.65		3.46		1.65		1.65		3.46		1.64		1.64		3.47		26
6,162	1.69		1.69		3.59		1.69		1.69		3.59		1.68		1.68		3.60		10

6,914	1.46	*	1.46	*	3.80	*	1.46	*	1.46	*	3.80	*	1.43	*	1.43	*	3.83	*	24
8,642	1.58		1.48		3.50		1.58		1.48		3.50		1.57		1.47		3.51		19
9,020	1.56		1.43		3.40		1.56		1.43		3.40		1.54		1.41		3.42		19
8,951	1.45		1.45		3.44		1.45		1.45		3.44		1.43		1.43		3.46		21
8,462	1.45		1.45		3.65		1.45		1.45		3.65		1.44		1.44		3.66		26
7,481	1.49		1.49		3.80		1.49		1.49		3.80		1.48		1.48		3.80		10

12,848.71		*	.71	*	4.56	*	.71	*	.71	*	4.56	*	.68	*	.68	*	4.59	*	24
14,191.83			.73		4.25		.83		.73		4.25		.82		.72		4.26		19
15,258.81			.68		4.14		.81		.68		4.14		.79		.66		4.16		19
14,876.70			.70		4.19		.70		.70		4.19		.68		.68		4.21		21
15,656.70			.70		4.41		.70		.70		4.41		.69		.69		4.42		26
16,198.74			.74		4.55		.74		.74		4.55		.73		.73		4.55		10

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

35

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions
COLORADO
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/87)
2009(f)	$10.09	$.21	$(1.13)	$(.92)	$(.21)	$—	$(.21)	$8.96	(9.21)%
2008	10.32	.41	(.22)	.19	(.42)	—	(.42)	10.09	1.91
2007	10.30	.42	.02	.44	(.42)	—	(.42)	10.32	4.31
2006	10.56	.42	(.26)	.16	(.42)	—	(.42)	10.30	1.55
2005	10.03	.43	.51	.94	(.41)	—	(.41)	10.56	9.50
2004	10.52	.45	(.49)	(.04)	(.45)	—	(.45)	10.03	(.34)
Class B (2/97)
2009(f)	10.09	.18	(1.14)	(.96)	(.17)	—	(.17)	8.96	(9.57)
2008	10.32	.34	(.23)	.11	(.34)	—	(.34)	10.09	1.13
2007	10.30	.34	.02	.36	(.34)	—	(.34)	10.32	3.53
2006	10.56	.34	(.26)	.08	(.34)	—	(.34)	10.30	.79
2005	10.04	.35	.50	.85	(.33)	—	(.33)	10.56	8.61
2004	10.53	.37	(.48)	(.11)	(.38)	—	(.38)	10.04	(1.04)
Class C (2/97)
2009(f)	10.06	.19	(1.13)	(.94)	(.18)	—	(.18)	8.94	(9.40)
2008	10.30	.36	(.23)	.13	(.37)	—	(.37)	10.06	1.28
2007	10.28	.36	.03	.39	(.37)	—	(.37)	10.30	3.78
2006	10.54	.36	(.25)	.11	(.37)	—	(.37)	10.28	1.03
2005	10.02	.37	.51	.88	(.36)	—	(.36)	10.54	8.85
2004	10.51	.39	(.48)	(.09)	(.40)	—	(.40)	10.02	(.87)
Class I (2/97)(g)
2009(f)	10.07	.22	(1.13)	(.91)	(.22)	—	(.22)	8.94	(9.12)
2008	10.31	.43	(.23)	.20	(.44)	—	(.44)	10.07	2.06
2007	10.29	.44	.02	.46	(.44)	—	(.44)	10.31	4.56
2006	10.55	.44	(.26)	.18	(.44)	—	(.44)	10.29	1.78
2005	10.03	.45	.50	.95	(.43)	—	(.43)	10.55	9.65
2004	10.52	.47	(.48)	(.01)	(.48)	—	(.48)	10.03	(.11)

36

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$26,470.95		%*	.95	%*	4.42	%*	.95	%*	.95	%*	4.42	%*	.93	%*	.93	%*	4.44	%*	9%
30,448.93			.93		4.04		.93		.93		4.04		.91		.91		4.06		28
32,203.90			.90		3.99		.90		.90		3.99		.88		.88		4.02		17
31,512.94			.94		4.03		.94		.94		4.03		.92		.92		4.05		28
32,345.93			.93		4.10		.93		.93		4.10		.91		.91		4.12		29
30,658.95			.95		4.34		.95		.95		4.34		.94		.94		4.35		49

1,177	1.69	*	1.69	*	3.66	*	1.69	*	1.69	*	3.66	*	1.67	*	1.67	*	3.68	*	9
1,851	1.68		1.68		3.30		1.68		1.68		3.30		1.65		1.65		3.32		28
2,843	1.66		1.66		3.25		1.66		1.66		3.25		1.63		1.63		3.27		17
4,225	1.69		1.69		3.28		1.69		1.69		3.28		1.67		1.67		3.30		28
5,491	1.68		1.68		3.35		1.68		1.68		3.35		1.66		1.66		3.37		29
5,867	1.70		1.70		3.59		1.70		1.70		3.59		1.69		1.69		3.60		49

7,738	1.50	*	1.50	*	3.87	*	1.50	*	1.50	*	3.87	*	1.48	*	1.48	*	3.89	*	9
8,418	1.48		1.48		3.49		1.48		1.48		3.49		1.46		1.46		3.51		28
7,034	1.45		1.45		3.44		1.45		1.45		3.44		1.43		1.43		3.46		17
5,184	1.49		1.49		3.48		1.49		1.49		3.48		1.47		1.47		3.50		28
5,077	1.48		1.48		3.55		1.48		1.48		3.55		1.46		1.46		3.57		29
5,234	1.50		1.50		3.80		1.50		1.50		3.80		1.49		1.49		3.81		49

3,742.75		*	.75	*	4.62	*	.75	*	.75	*	4.62	*	.73	*	.73	*	4.64	*	9
5,428.74			.74		4.23		.74		.74		4.23		.72		.72		4.25		28
1,967.70			.70		4.19		.70		.70		4.19		.67		.67		4.21		17
938.74			.74		4.24		.74		.74		4.24		.72		.72		4.26		28
809.73			.73		4.30		.73		.73		4.30		.71		.71		4.31		29
647.75			.75		4.54		.75		.75		4.54		.74		.74		4.56		49

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

37

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NEW MEXICO
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/92)
2009(f)	$10.24	$.21	$(1.03)	$(.82)	$(.20)	$—	$(.20)	$9.22	(8.05)%
2008	10.36	.41	(.12)	.29	(.41)	—	(.41)	10.24	2.82
2007	10.29	.41	.05	.46	(.39)	—	(.39)	10.36	4.51
2006	10.57	.41	(.28)	.13	(.41)	—	(.41)	10.29	1.29
2005	10.07	.43	.50	.93	(.43)	—	(.43)	10.57	9.41
2004	10.66	.45	(.58)	(.13)	(.46)	—	(.46)	10.07	(1.28)
Class B (2/97)
2009(f)	10.24	.17	(1.01)	(.84)	(.17)	—	(.17)	9.23	(8.31)
2008	10.36	.33	(.12)	.21	(.33)	—	(.33)	10.24	2.05
2007	10.29	.33	.05	.38	(.31)	—	(.31)	10.36	3.73
2006	10.57	.33	(.27)	.06	(.34)	—	(.34)	10.29	.54
2005	10.07	.35	.50	.85	(.35)	—	(.35)	10.57	8.59
2004	10.66	.37	(.58)	(.21)	(.38)	—	(.38)	10.07	(2.02)
Class C (2/97)
2009(f)	10.26	.18	(1.02)	(.84)	(.18)	—	(.18)	9.24	(8.28)
2008	10.38	.36	(.13)	.23	(.35)	—	(.35)	10.26	2.23
2007	10.30	.35	.06	.41	(.33)	—	(.33)	10.38	4.01
2006	10.58	.35	(.28)	.07	(.35)	—	(.35)	10.30	.71
2005	10.07	.37	.51	.88	(.37)	—	(.37)	10.58	8.88
2004	10.67	.40	(.60)	(.20)	(.40)	—	(.40)	10.07	(1.94)
Class I (2/97)(g)
2009(f)	10.30	.22	(1.03)	(.81)	(.21)	—	(.21)	9.28	(7.91)
2008	10.41	.43	(.12)	.31	(.42)	—	(.42)	10.30	3.09
2007	10.33	.43	.06	.49	(.41)	—	(.41)	10.41	4.77
2006	10.61	.43	(.28)	.15	(.43)	—	(.43)	10.33	1.46
2005	10.11	.45	.50	.95	(.45)	—	(.45)	10.61	9.56
2004	10.70	.47	(.59)	(.12)	(.47)	—	(.47)	10.11	(1.10)

38

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$45,576.89		%*	.89	%*	4.26	%*	.89	%*	.89	%*	4.26	%*	.88	%*	.88	%*	4.27	%*	4%
49,402.89			.89		3.98		.89		.89		3.98		.87		.87		4.00		9
48,069.89			.89		3.90		.89		.89		3.90		.87		.87		3.93		9
45,044.91			.91		3.86		.91		.91		3.86		.88		.88		3.89		13
42,608.92			.92		4.14		.92		.92		4.14		.91		.91		4.15		12
41,789.93			.93		4.36		.93		.93		4.36		.92		.92		4.36		20

2,511	1.64	*	1.64	*	3.51	*	1.64	*	1.64	*	3.51	*	1.63	*	1.63	*	3.52	*	4
2,916	1.64		1.64		3.23		1.64		1.64		3.23		1.62		1.62		3.25		9
3,336	1.65		1.65		3.15		1.65		1.65		3.15		1.62		1.62		3.18		9
3,940	1.66		1.66		3.10		1.66		1.66		3.10		1.63		1.63		3.14		13
5,007	1.67		1.67		3.39		1.67		1.67		3.39		1.66		1.66		3.40		12
5,137	1.68		1.68		3.61		1.68		1.68		3.61		1.67		1.67		3.61		20

7,474	1.44	*	1.44	*	3.72	*	1.44	*	1.44	*	3.72	*	1.43	*	1.43	*	3.73	*	4
7,484	1.44		1.44		3.43		1.44		1.44		3.43		1.42		1.42		3.45		9
7,873	1.44		1.44		3.35		1.44		1.44		3.35		1.42		1.42		3.38		9
7,517	1.46		1.46		3.31		1.46		1.46		3.31		1.42		1.42		3.34		13
6,364	1.47		1.47		3.58		1.47		1.47		3.58		1.46		1.46		3.60		12
5,243	1.48		1.48		3.81		1.48		1.48		3.81		1.47		1.47		3.82		20

1,223.69		*	.69	*	4.46	*	.69	*	.69	*	4.46	*	.68	*	.68	*	4.47	*	4
1,376.69			.69		4.18		.69		.69		4.18		.67		.67		4.20		9
1,300.69			.69		4.10		.69		.69		4.10		.67		.67		4.13		9
1,015.71			.71		4.06		.71		.71		4.06		.67		.67		4.09		13
895.72			.72		4.34		.72		.72		4.34		.71		.71		4.35		12
836.73			.73		4.56		.73		.73		4.56		.72		.72		4.57		20

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

39

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed”, with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

40

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com. You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

41

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Rittenhouse, Santa Barbara, Symphony and Tradewinds. In total, the Company managed $134 billion of assets on September 30, 2008.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

•	Share prices

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MSA-MS2-1108D

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report November 30, 2008	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Florida Preference Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

NOW YOU CAN RECEIVE YOUR

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Robert P. Bremner

Chairman of the Board

Dear Shareholders,

I write this letter in a time of continued uncertainty about the current state of the U.S. financial system and pessimism about the future of the global economy. Many have observed that the conditions that led to the crisis have built up over time and will complicate and extend the course of recovery. At the same time, government officials in the U.S. and abroad have implemented a wide range of programs to restore stability to the financial system and encourage economic recovery. History teaches us that these efforts will moderate the extent of the downturn and hasten the inevitable recovery, even though it is hard to envision that outcome in the current environment.

As you will read in this report, the continuing financial and economic problems are weighing heavily on asset values for equities and fixed income, and unfortunately the performance of the Nuveen Funds has been similarly affected. I hope that you will carefully review the Portfolio Managers’ Comments and the Fund Spotlight sections of this report. These comments highlight the individual manager’s pursuit of investment strategies that depend on thoroughly researched securities, diversified portfolio holdings and well established investment disciplines to achieve your Fund’s investment goals. The Fund Board believes that a consistent focus on long term investment goals provides the basis for successful investment over time and we monitor your Fund with that objective in mind.

On behalf of myself and the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

January 20, 2009

Semi-Annual Report    Page 1

Portfolio Managers’ Comments for the

Nuveen Florida Preference, Maryland, Pennsylvania and Virginia Municipal Bond Funds

Portfolio managers Daniel Close and Cathryn Steeves examine key investment strategies and the performance of the Nuveen Florida Preference, Maryland, Pennsylvania and Virginia Municipal Bond Funds. Dan, who has nine years of investment experience, began managing the Florida Preference Fund in 2007. Cathryn has twelve years of investment experience and has managed the Maryland, Pennsylvania and Virginia Funds since 2006.

How did the Funds perform during the six-month period ending November 30, 2008?

The table on page three provides Class A Share total returns for the four Funds for the six-month, one-year, five-year, and ten-year periods ending November 30, 2008. Each Fund’s total returns are compared with the returns of its corresponding Lipper peer fund category average, its respective state Barclays Capital Municipal Bond Index, the National Barclays Capital Municipal Bond Index and the Standard & Poor’s (S&P) National Municipal Bond Index.

The market backdrop for municipal bond investing was extraordinarily challenging throughout the past six months. Yields on short-term municipal bonds declined sharply while their prices rose accordingly (bond yields and prices move in opposite directions), reflecting investors’ desire to avoid risk. At the same time, yields on long-term bonds rose and prices fell, leading to significant steepening in the tax-exempt yield curve. Investor caution also led to weak performance from bonds with lower credit ratings. Bonds rated BBB and lower did relatively poorly, less because of deteriorating issuer credit quality than a substantial reduction in investor demand that sent their yields sharply higher.

Against this backdrop, all four Funds experienced losses as measured in absolute terms. In addition, the Class A Shares of the Florida Preference Fund underperformed its Lipper peer group. The Maryland and Pennsylvania Fund’s Class A Shares outperformed their respective peer groups while the Virginia Fund’s Class A Share returns were roughly in line. All four Funds underperformed their respective state Barclays Capital indexes as well as the national Barclays Capital and S&P Municipal Bond Indexes. The factors determining the performance of each Fund are discussed later in this report.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

All four Funds continued to employ the same fundamental investment strategies and tactics used in previous years, although our ability to implement those strategies depended on the individual characteristics of the four portfolios as well as market conditions within each state. Below we outline our specific approaches to managing the Florida Preference, Maryland, Pennsylvania and Virginia Funds, as well as discuss noteworthy factors influencing each Fund’s performance.

Nuveen Florida Preference Municipal Bond Fund

As a whole, Florida-issued bonds were meaningful underperformers during the six-month reporting period, detracting from the Fund’s overall total return. The portfolio’s duration – meaning its sensitivity to changes in interest rates – also hampered results. We were relatively underrepresented in the very-shortest-maturity bonds, a category that performed well because of investors’ tremendous risk aversion in the difficult market environment. In addition, we were relatively overweighted in intermediate-maturity issues, which as a group had mixed results. Somewhat compensating for this duration-related underperformance, however, was our comparative underweighting in the longest-maturity bonds – the worst overall performers on the yield curve.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Semi-Annual Report    Page 2

Class A Shares—

Average Annual Total Returns

as of 11/30/08

	Cumulative Six-Month	Annualized
		1-Year	5-Year	10-Year
Nuveen Florida Preference Municipal Bond Fund
A Shares at NAV	-10.79%	-10.77%	0.67%	2.27%
A Shares at Offer	-14.56%	-14.54%	-0.19%	1.83%
Lipper Florida Municipal Debt Funds Average[1]	-8.97%	-8.63%	1.12%	2.76%
Barclays Capital Florida Municipal Bond Index[2]	-5.57%	-4.50%	2.39%	3.99%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen Maryland Municipal Bond Fund
A Shares at NAV	-8.55%	-8.08%	1.23%	2.96%
A Shares at Offer	-12.39%	-11.97%	0.37%	2.51%
Lipper Maryland Municipal Debt Funds Average[1]	-9.17%	-8.74%	1.06%	2.74%
Barclays Capital Maryland Municipal Bond Index[2]	-3.61%	-1.67%	2.63%	4.04%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen Pennsylvania Municipal Bond Fund
A Shares at NAV	-8.48%	-8.01%	1.62%	3.09%
A Shares at Offer	-12.34%	-11.91%	0.76%	2.65%
Lipper Pennsylvania Municipal Debt Funds Average[1]	-9.22%	-8.88%	0.86%	2.61%
Barclays Capital Pennsylvania Municipal Bond Index[2]	-3.40%	-1.82%	2.94%	4.32%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

	Cumulative Six-Month	Annualized
		1-Year	5-Year	10-Year
Nuveen Virginia Municipal Bond Fund
A Shares at NAV	-9.90%	-9.29%	1.31%	2.94%
A Shares at Offer	-13.72%	-13.08%	0.44%	2.50%
Lipper Virginia Municipal Debt Funds Average[1]	-9.87%	-9.37%	1.23%	2.84%
Barclays Capital Virginia Municipal Bond Index[2]	-3.75%	-1.92%	2.72%	4.12%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A Shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

1	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Florida Municipal Debt Funds Category Average contained 23, 23, 21 and 18 funds for the six-month, one-year, five-year and ten-year periods ended November 30, 2008. The Lipper Maryland Municipal Debt Funds Category Average had 34, 33, 28 and 21 funds, the Lipper Pennsylvania Municipal Debt Funds Category Average had 59, 56, 48 and 45 funds and the Lipper Virginia Municipal Debt Funds Category Average had 32, 31, 27 and 23 funds, respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Barclays Capital Florida Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Florida bonds with maturities of two years or greater. The Barclays Capital Maryland Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Maryland bonds with maturities of two years or greater. The Barclays Capital Pennsylvania Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Pennsylvania bonds with maturities of two years or greater. The Barclays Capital Virginia Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Virginia bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

3	The Barclays Capital Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4	The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value weighted index designed to measure the performance of the investment-grade municipal bond market.

Semi-Annual Report    Page 3

Market conditions also were extremely difficult for lower-rated bonds. Our weightings in the BBB credit rating category further detracted on our performance. Relative to our target, we had excess exposure to health care and industrial development revenue bonds – two generally negative-performing sectors. We also had relatively less exposure to pre-refunded bonds as well as tax-supported bonds, both of which benefited from their defensive nature. While we were underweight in pre-refunded bonds, those we did own performed quite well and were our strongest individual performance contributors. The Fund also received positive performance overall from the utility sector.

Trading activity was fairly modest. At various points during the period, the municipal market was illiquid. One exception, however, was among bonds with short durations and strong credit quality – two characteristics prized by individual investors amid the volatile market conditions. When individual demand was strongest for these securities, we took advantage of opportunities to sell some of our positions. We invested the proceeds in longer-dated, lower-rated bonds offering what we believed were exceptional values. In our view, this was a prudent strategy because the municipal yield curve was exceptionally steep – the result of falling short-term municipal yields and rising intermediate and long-term yields – and because yields on lower-rated issues were exceptionally high relative to historical norms. While our opportunities to add these types of structures were limited, we did make two significant new purchases during the period, including a North Carolina tax-increment-financing district bond deal as well as an insured Florida health care bond issue. In both cases, we liked the bonds’ long-term performance prospects and believed that they could offer our shareholders attractive long-term value potential.

Entering into the reporting period, we owned a derivative position to maintain the Fund’s duration in line with our target levels. Several months into the period, however, we sold out of this position because market conditions provided us with the ability to lengthen our duration sufficiently through more conventional means.

Nuveen Maryland, Pennsylvania and Virginia Municipal Bond Funds

To varying extents, the returns of the Maryland, Pennsylvania and Virginia Funds were hampered by their allocations to lower-rated bonds. This was unsurprising, given investors’ tremendous risk aversion during the difficult market environment. In addition, insured bonds were poor performers. In recent months, many municipal bond insurers experienced credit-rating downgrades, as concerns grew about these companies’ financial strength. The bonds they insured saw significant downward price adjustments and began to trade in line with the credit quality of the securities’ underlying issuers. Insured bonds of lower-rated issuers saw some of the biggest price adjustments overall. Of the three Funds, the Maryland Fund was hurt the most by its allocation to lower-rated bonds. Credit rating exposure was also negative for the Pennsylvania and Virginia Funds, although to a lesser extent than in Maryland.

The biggest single factor weighing on the Pennsylvania Fund’s performance was its duration – interest rate – positioning. Specifically, we were overweighted in long/intermediate bonds, which as a group did relatively poorly and hampered results.

Meanwhile, sector allocation had a negative impact on all three Funds, again to varying extents. It was the largest drag on the Virginia Fund’s performance, primarily because of our relative overweighting in tobacco bonds, which are predominantly lower-rated. Although we continued to believe that tobacco debt offered strong long-term total return potential – as these bonds became steadily cheaper, we added to our holdings – they were weak performers during the reporting period. In contrast, the Pennsylvania and Maryland Funds were relatively underweighted in the tobacco sector, as well as in the poor-performing utility sector.

Other sources of sector-related underperformance included overweightings in the health care and

Semi-Annual Report    Page 4

industrial development revenue bond sectors. Both groups underperformed because they featured a large number of lower-rated bonds. Also, worries about real estate market weakness depressed the Funds’ housing bonds, while being less exposed to two stronger-performing categories – state/local general obligation bonds and pre-refunded issues – detracted from comparative performance, as these relatively defensive issues benefited from investors’ caution.

All three portfolios contained long positions in U.S. Treasury futures during the period. These derivative securities were surprisingly strong performers for the Funds, as Treasuries performed extremely well despite the downturn in the municipal market. (The Treasury and municipal markets have historically moved in tandem). In the Maryland Fund, we owned these futures as a tool to lengthen duration and otherwise avoid having to sell securities that we found attractive. As the period progressed and Treasury futures continued to outperform dramatically, we eliminated our derivative positions from all three Funds, as we concluded they were no longer serving our duration-management goals.

High-yield bonds were the worst performers in the municipal market during the six-month period. As credit spreads widened dramatically – meaning that investors were demanding higher levels of income for taking on more risk – lower-rated bonds could be purchased at very attractive prices and high yields. In some cases, bonds of issuers with sound underlying credit quality were offering coupon rates of nine or even ten percent – unprecedented in our experience. Throughout the period, we were taking advantage of opportunities to buy only those lower-rated bonds that we believed were highly creditworthy. Because there were so many of these issues to choose from, we could afford to be selective, buying opportunistically and purchasing only those securities that we believed provided our shareholders with a superior risk/reward tradeoff. This strategy was not rewarded during the reporting period as credit spreads widened further but we remained highly confident in the bonds we purchased.

To fund these and other purchases, we were primarily selling short-duration, very-high-quality issues. Many of these were general obligation bonds and other defensive securities with characteristics prized by individual investors – the market’s only consistent source of demand during the period. We believed that these bonds, had significantly outperformed in recent months and offered much more limited appreciation potential than their longer-duration, lower-rated counterparts.

Recent Market Developments

Beginning in October, the nation’s financial institutions and financial markets – including the municipal bond market – experienced significant turmoil. Reductions in demand decreased valuations of municipal bonds across all credit ratings, especially those with lower credit ratings, and this generally reduced the Funds’ net asset values. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the recent market turmoil these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. This reduction in dealer involvement in the market was accompanied by significant net selling pressure by investors, particularly with respect to lower-rated municipal bonds, as institutional investors generally removed money from the municipal bond market, at least in part because of their need to reduce the leveraging of their municipal investments. This deleveraging was in part driven by the overall reduction in the amount of financing available for such leverage, the increased costs of such leverage financing, and the need to reduce leverage levels that had recently increased due to the decline in municipal bond prices.

Municipal bond prices were further negatively impacted by concerns that the need for further de-leveraging and a supply overhang ( a large amount of new issues that were postponed) would cause selling pressure to persist for a period of time. In addition to falling prices, the following market

Semi-Annual Report    Page 5

conditions resulted in greater price volatility of municipal bonds: wider credit spreads (i.e., lower quality bonds fell in price more than higher quality bonds) – significantly reduced liquidity (i.e., the ability to sell bonds at a price close to their carrying value), particularly for lower quality bonds; and a lack of price transparency (i.e., the ability to accurately determine the price at which a bond would likely trade). Reduced liquidity was most pronounced in mid-October, although it improved considerably after that period.

Recent Developments Regarding Bond Insurance Companies

As mentioned earlier, another factor that had an impact on the performance of these Funds was their position in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and SYNCORA (formerly XLCA) experienced one or more rating reductions by at least one or more rating agencies while AGC and FSA received their first rating reductions by at least one rating agency. At the time this report was prepared, at least one rating agency has placed each of these insurers except AGC on “negative outlook” or “negative credit watch,” which may presage one or more rating reductions for such insurer or insurers in the future. As concern increased about the balance sheets of these insurers, prices on bonds insured by these companies – especially those bonds with weaker underlying credits – declined, detracting from the Funds’ performance. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category. It is important to note that municipal bonds historically have had a very low rate of default.

Dividend Information

The Class B and C Shares of the Florida Preference Fund saw a November 2008 increase in their monthly tax-free dividend. The Virginia Fund’s Class B Shares also experienced a dividend increase in November 2008, while dividends on the Fund’s Class C Shares were raised in August 2008. The Pennsylvania Fund’s Class B Shares also saw an August dividend increase, while the Maryland Fund’s Class I Shares experienced one dividend reduction in November 2008.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2008, all four Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

Semi-Annual Report    Page 6

Fund Spotlight as of 11/30/08 Nuveen Florida Preference Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FLOTX	FLOBX	FLCTX	NMFLX
NAV	$8.50	$8.49	$8.48	$8.49
Latest Monthly Dividend[2]	$0.0350	$0.0295	$0.0310	$0.0365
Inception Date	6/15/90	2/03/97	9/14/95	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-10.77%	-14.54%
5-Year	0.67%	-0.19%
10-Year	2.27%	1.83%

B Shares	w/o CDSC	w/CDSC
1-Year	-11.57%	-14.98%
5-Year	-0.10%	-0.27%
10-Year	1.63%	1.63%

C Shares	NAV
1-Year	-11.30%
5-Year	0.11%
10-Year	1.70%

I Shares	NAV
1-Year	-10.70%
5-Year	0.85%
10-Year	2.46%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.94%	4.74%
30-Day Yield[3]	5.22%	—
SEC 30-Day Yield[3,4]	—	5.00%
Taxable-Equivalent Yield[4,5]	7.25%	6.94%

B Shares	NAV
Dividend Yield[3]	4.17%
30-Day Yield[3]	4.45%
Taxable-Equivalent Yield[5]	6.18%

C Shares	NAV
Dividend Yield[3]	4.39%
30-Day Yield[3]	4.65%
Taxable-Equivalent Yield[5]	6.46%

I Shares	NAV
Dividend Yield[3]	5.16%
SEC 30-Day Yield[3]	5.43%
Taxable-Equivalent Yield[5]	7.54%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-13.10%	-16.72%
5-Year	-0.03%	-0.88%
10-Year	1.98%	1.54%

B Shares	w/o CDSC	w/CDSC
1-Year	-13.69%	-17.02%
5-Year	-0.77%	-0.94%
10-Year	1.34%	1.34%

C Shares	NAV
1-Year	-13.54%
5-Year	-0.59%
10-Year	1.40%

I Shares	NAV
1-Year	-12.84%
5-Year	0.18%
10-Year	2.18%

Portfolio Statistics
Net Assets ($000)	$206,703
Average Effective Maturity on Securities (Years)	16.17
Average Duration	7.97

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.84%	0.83%	5/31/08
Class B	1.59%	1.58%	5/31/08
Class C	1.39%	1.38%	5/31/08
Class I	0.64%	0.63%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Semi-Annual Report    Page 7

Fund Spotlight as of 11/30/08 Nuveen Florida Preference Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/Limited	31.6%
Health Care	16.4%
Utilities	10.5%
Transportation	9.0%
U.S. Guaranteed	7.8%
Long-Term Care	4.7%
Water and Sewer	4.3%
Housing/Multifamily	3.4%
Other	12.3%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments, excluding derivative transactions, as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$892.10	$888.50	$889.30	$892.90	$1,021.01	$1,017.25	$1,018.25	$1,022.01
Expenses Incurred During Period	$3.84	$7.39	$6.44	$2.89	$4.10	$7.89	$6.88	$3.09

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .81%, 1.56%, 1.36% and ..61% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 8

Fund Spotlight as of 11/30/08 Nuveen Maryland Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	NMDAX	NBMDX	NMDCX	NMMDX
NAV	$9.20	$9.21	$9.17	$9.21
Latest Monthly Dividend[2]	$0.0335	$0.0275	$0.0290	$0.0350
Inception Date	9/07/94	3/06/97	9/16/94	2/28/92

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-8.08%	-11.97%
5-Year	1.23%	0.37%
10-Year	2.96%	2.51%

B Shares	w/o CDSC	w/CDSC
1-Year	-8.75%	-12.29%
5-Year	0.46%	0.29%
10-Year	2.36%	2.36%

C Shares	NAV
1-Year	-8.60%
5-Year	0.65%
10-Year	2.39%

I Shares	NAV
1-Year	-7.86%
5-Year	1.41%
10-Year	3.16%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.37%	4.19%
30-Day Yield[3]	4.52%	—
SEC 30-Day Yield[3,4]	—	4.33%
Taxable-Equivalent Yield[4,5]	6.61%	6.33%

B Shares	NAV
Dividend Yield[3]	3.58%
30-Day Yield[3]	3.74%
Taxable-Equivalent Yield[5]	5.47%

C Shares	NAV
Dividend Yield[3]	3.79%
30-Day Yield[3]	3.95%
Taxable-Equivalent Yield[5]	5.77%

I Shares	NAV
Dividend Yield[3]	4.56%
SEC 30-Day Yield[3]	4.73%
Taxable-Equivalent Yield[5]	6.92%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-8.42%	-12.24%
5-Year	0.89%	0.03%
10-Year	2.87%	2.43%

B Shares	w/o CDSC	w/CDSC
1-Year	-9.10%	-12.61%
5-Year	0.15%	-0.02%
10-Year	2.26%	2.26%

C Shares	NAV
1-Year	-8.95%
5-Year	0.33%
10-Year	2.30%

I Shares	NAV
1-Year	-8.20%
5-Year	1.10%
10-Year	3.08%

Portfolio Statistics
Net Assets ($000)	$138,774
Average Effective Maturity on Securities (Years)	15.29
Average Duration	7.36

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.00%	0.98%	5/31/08
Class B	1.75%	1.73%	5/31/08
Class C	1.55%	1.53%	5/31/08
Class I	0.80%	0.79%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.6%.

Semi-Annual Report    Page 9

Fund Spotlight as of 11/30/08 Nuveen Maryland Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/General	21.3%
Health Care	19.4%
U.S. Guaranteed	15.5%
Tax Obligation/Limited	12.6%
Education and Civic Organizations	9.4%
Housing/Single Family	5.7%
Housing/Multifamily	4.0%
Other	12.1%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$914.50	$911.20	$910.80	$914.80	$1,020.91	$1,017.15	$1,018.15	$1,021.91
Expenses Incurred During Period	$3.98	$7.57	$6.61	$3.02	$4.20	$7.99	$6.98	$3.19

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .83%, 1.58%, 1.38% and ..63% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 10

Fund Spotlight as of 11/30/08 Nuveen Pennsylvania Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FPNTX	FPMMX	FPMBX	NBPAX
NAV	$9.17	$9.17	$9.13	$9.13
Latest Monthly Dividend[2]	$0.0335	$0.0275	$0.0290	$0.0355
Inception Date	10/29/86	2/03/97	2/02/94	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-8.01%	-11.91%
5-Year	1.62%	0.76%
10-Year	3.09%	2.65%

B Shares	w/o CDSC	w/CDSC
1-Year	-8.71%	-12.24%
5-Year	0.85%	0.68%
10-Year	2.47%	2.47%

C Shares	NAV
1-Year	-8.54%
5-Year	1.05%
10-Year	2.52%

I Shares	NAV
1-Year	-7.91%
5-Year	1.79%
10-Year	3.28%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.38%	4.20%
30-Day Yield[3]	4.74%	—
SEC 30-Day Yield[3,4]	—	4.54%
Taxable-Equivalent Yield[4,5]	6.79%	6.50%

B Shares	NAV
Dividend Yield[3]	3.60%
SEC 30-Day Yield[3]	3.94%
Taxable-Equivalent Yield[5]	5.64%

C Shares	NAV
Dividend Yield[3]	3.81%
30-Day Yield[3]	4.17%
Taxable-Equivalent Yield[5]	5.97%

I Shares	NAV
Dividend Yield[3]	4.67%
SEC 30-Day Yield[3]	4.95%
Taxable-Equivalent Yield[5]	7.09%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-8.91%	-12.70%
5-Year	1.29%	0.42%
10-Year	2.98%	2.54%

B Shares	w/o CDSC	w/CDSC
1-Year	-9.60%	-13.10%
5-Year	0.52%	0.35%
10-Year	2.36%	2.36%

C Shares	NAV
1-Year	-9.44%
5-Year	0.73%
10-Year	2.41%

I Shares	NAV
1-Year	-8.62%
5-Year	1.49%
10-Year	3.19%

Portfolio Statistics
Net Assets ($000)	$215,680
Average Effective Maturity on Securities (Years)	17.50
Average Duration	9.32

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.84%	0.82%	5/31/08
Class B	1.59%	1.57%	5/31/08
Class C	1.39%	1.37%	5/31/08
Class I	0.64%	0.62%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 30.2%.

Semi-Annual Report    Page 11

Fund Spotlight as of 11/30/08 Nuveen Pennsylvania Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/General	21.7%
Health Care	14.7%
Education and Civic Organizations	13.5%
U.S. Guaranteed	9.9%
Water and Sewer	7.6%
Transportation	7.6%
Tax Obligation/Limited	6.7%
Long-Term Care	4.8%
Other	13.5%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$915.20	$910.80	$912.30	$915.10	$1,020.96	$1,017.20	$1,018.20	$1,021.96
Expenses Incurred During Period	$3.94	$7.52	$6.57	$2.98	$4.15	$7.94	$6.93	$3.14

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .82%, 1.57%, 1.37% and ..62% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 12

Fund Spotlight as of 11/30/08 Nuveen Virginia Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FVATX	NFVBX	FVACX	NMVAX
NAV	$9.36	$9.33	$9.35	$9.32
Latest Monthly Dividend[2]	$0.0350	$0.0290	$0.0305	$0.0370
Latest Capital Gain and Ordinary Income Distribution[3]	$0.0203	$0.0203	$0.0203	$0.0203
Inception Date	3/27/86	2/03/97	10/04/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08

A Shares	NAV	Offer
1-Year	-9.29%	-13.08%
5-Year	1.31%	0.44%
10-Year	2.94%	2.50%

B Shares	w/o CDSC	w/CDSC
1-Year	-10.00%	-13.48%
5-Year	0.56%	0.39%
10-Year	2.34%	2.34%

C Shares	NAV
1-Year	-9.81%
5-Year	0.77%
10-Year	2.39%

I Shares	NAV
1-Year	-9.11%
5-Year	1.50%
10-Year	3.14%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.49%	4.30%
30-Day Yield[4]	5.00%	—
SEC 30-Day Yield[4,5]	—	4.79%
Taxable-Equivalent Yield[5,6]	7.36%	7.05%

B Shares	NAV
Dividend Yield[4]	3.73%
30-Day Yield[4]	4.23%
Taxable-Equivalent Yield[6]	6.23%

C Shares	NAV
Dividend Yield[4]	3.91%
30-Day Yield[4]	4.43%
Taxable-Equivalent Yield[6]	6.52%

I Shares	NAV
Dividend Yield[4]	4.76%
SEC 30-Day Yield[4]	5.21%
Taxable-Equivalent Yield[6]	7.67%

Average Annual Total Returns as of 12/31/08

A Shares	NAV	Offer
1-Year	-9.43%	-13.24%
5-Year	1.06%	0.20%
10-Year	2.90%	2.46%

B Shares	w/o CDSC	w/CDSC
1-Year	-10.14%	-13.61%
5-Year	0.33%	0.16%
10-Year	2.29%	2.29%

C Shares	NAV
1-Year	-9.95%
5-Year	0.52%
10-Year	2.34%

I Shares	NAV
1-Year	-9.25%
5-Year	1.27%
10-Year	3.10%

Portfolio Statistics
Net Assets ($000)	$311,337
Average Effective Maturity on Securities (Years)	17.59
Average Duration	8.53

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.91%	0.90%	5/31/08
Class B	1.66%	1.65%	5/31/08
Class C	1.46%	1.45%	5/31/08
Class I	0.71%	0.70%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains and/or ordinary income are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.1%.

Semi-Annual Report    Page 13

Fund Spotlight as of 11/30/08 Nuveen Virginia Municipal Bond Fund

Bond Credit Quality1,2

Industries[2]
Tax Obligation/Limited	24.3%
U.S. Guaranteed	12.4%
Health Care	12.2%
Transportation	10.6%
Tax Obligation/General	7.4%
Water and Sewer	6.7%
Housing/Single Family	6.3%
Long-Term Care	6.0%
Other	14.1%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$901.00	$897.20	$898.40	$901.70	$1,020.81	$1,017.05	$1,018.05	$1,021.81
Expenses Incurred During Period	$4.05	$7.61	$6.66	$3.10	$4.31	$8.09	$7.08	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and ..65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 14

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.8%

$1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	$728,490

1,370	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB	1,004,744
2,370	Total Consumer Discretionary			1,733,234
	Consumer Staples – 1.8%

1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	6/17 at 100.00	BBB	619,180

5,055	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	2,005,723

2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	BBB	1,093,020
8,055	Total Consumer Staples			3,717,923
	Education and Civic Organizations – 3.0%

2,515	University of Central Florida, Certificates of Participation, Athletic Association, Series 2004A, 5.125%, 10/01/23 – FGIC Insured	10/14 at 100.00	AA	2,181,083

4,750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2005, 5.000%, 10/15/25 – RAAI Insured	10/15 at 100.00	A3	4,002,160
7,265	Total Education and Civic Organizations			6,183,243
	Health Care – 16.4%

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
1,000	5.000%, 4/01/34	4/16 at 100.00	A2	621,280
3,000	5.000%, 4/01/36	4/16 at 100.00	A2	1,836,540

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	878,410

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
3,500	5.250%, 6/01/26	6/16 at 100.00	BBB+	2,573,830
3,850	5.500%, 6/01/38 – FSA Insured	6/18 at 100.00	AAA	3,320,471

1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Series 2007A, 5.250%, 7/01/37	7/17 at 100.00	A–	723,320

	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
5,000	5.250%, 10/01/28	10/13 at 100.00	A3	3,725,000
2,580	5.250%, 10/01/34	10/13 at 100.00	A3	1,810,721

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	784,210

2,000	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA	1,735,640

1,750	Lakeland, Florida, Hospital System Revenue Refunding Bonds, Lakeland Regional Medical Center, Series 1996A, 5.250%, 11/15/25 – MBIA Insured	5/09 at 100.00	AA	1,477,018

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	BBB+	1,477,877

5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Series 2007, 5.000%, 10/01/34	10/17 at 100.00	A2	3,492,950

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
295	5.000%, 1/01/21	No Opt. Call	AAA	326,320
275	5.000%, 1/01/22	1/15 at 100.00	AAA	304,197

7,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.625%, 12/01/31	12/11 at 101.00	BBB–	5,105,240

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/10 at 100.00	Baa2	$1,731,161

3,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	BBB+	1,879,980
44,980	Total Health Care			33,804,165
	Housing/Multifamily – 3.4%

3,500	Florida Housing Finance Agency, FNMA Collateralized Housing Revenue Bonds, Villas of Capri, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	4/09 at 100.00	AAA	3,500,560

1,115	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/09 at 100.00	A	1,114,978

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/09 at 100.00	A	868,050

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/09 at 100.00	A	911,510

735	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	12/08 at 102.00	N/R	590,947
7,350	Total Housing/Multifamily			6,986,045
	Housing/Single Family – 0.3%

70	Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Multi-County Program, Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	AAA	72,292

845	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31	2/09 at 28.41	AAA	193,640

420	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative Minimum Tax)	3/11 at 101.00	Aaa	420,307
1,335	Total Housing/Single Family			686,239
	Industrials – 0.4%

1,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB+	740,450
	Long-Term Care – 4.7%

7,200	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 1999, 6.000%, 10/01/29 – ACA Insured	10/09 at 101.00	N/R	5,296,824

3,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34	12/17 at 100.00	BBB	1,999,290

401	Sarasota County Health Facility Authority, Florida, Health Facilities Revenue Bonds, Sunnyside Properties, Series 1995, 6.000%, 5/15/10	5/09 at 100.00	N/R	398,786

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	945,121
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,139,023
13,296	Total Long-Term Care			9,779,044
	Materials – 2.8%

4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	2,902,968

1,140	Nassau County, Florida, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15	1/09 at 100.00	BBB	1,048,868

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	1,918,470
8,740	Total Materials			5,870,306

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 3.2%

$2,165	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	$2,473,036

4,180	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.000%, 6/01/21 – MBIA Insured	6/12 at 101.00	AAA	4,208,466
6,345	Total Tax Obligation/General			6,681,502
	Tax Obligation/Limited – 31.6%

1,955	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	1,193,097

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	N/R	406,970

580	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	399,336

2,530	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%, 7/01/19 – FSA Insured	7/14 at 100.00	AAA	2,556,717

1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	830,970

1,130	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.050%, 5/01/37	5/17 at 100.00	N/R	729,144

2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 2/01/22 – MBIA Insured	2/15 at 100.00	AA	2,170,225

2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue Program, Series 2005A, 5.000%, 8/01/30 – FSA Insured	8/15 at 100.00	AAA	2,240,650

2,145	Florida State Department of Management Services, Certificates of Participation, Series 2006A, 5.000%, 8/01/23 – MBIA Insured	8/15 at 101.00	AA+	2,088,308

5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA	5,838,500

2,515	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AA	2,334,146

4,100	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 – MBIA Insured	10/13 at 100.00	AA	4,167,978

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	N/R	2,777,283

	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004:
975	5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A	981,562
1,710	5.000%, 10/01/16 – AMBAC Insured	10/14 at 100.00	A	1,698,611
1,860	5.000%, 10/01/17 – AMBAC Insured	10/14 at 100.00	A	1,915,391

1,000	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 – FGIC Insured	10/14 at 100.00	A3	992,000

2,015	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FGIC Insured	10/14 at 100.00	AA	2,017,902

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 – AMBAC Insured	10/10 at 102.00	A1	3,599,072

	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 – RAAI Insured	5/12 at 102.00	BBB+	1,810,542
850	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	BBB+	723,639

5,550	Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 – AMBAC Insured	10/10 at 101.00	A	5,556,161

1,970	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,284,223

4,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AA	3,861,640

1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – MBIA Insured	7/17 at 100.00	AA	835,210

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$990	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R		$665,706

900	Sampson Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 5/01/31 – RAAI Insured	5/16 at 100.00	A3		687,375

1,000	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program, Series 2008, 5.000%, 7/01/33 – FSA Insured	7/17 at 100.00	Aa3		882,730

2,050	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/25 – AMBAC Insured	10/14 at 100.00	AA–		1,899,981

1,000	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R		754,470

1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R		753,170

1,000	University Square Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A-1, 5.875%, 5/01/38	5/17 at 100.00	N/R		688,150

	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004:
2,925	5.000%, 12/01/25 – FSA Insured	12/14 at 100.00	Aaa		2,758,568
3,065	5.000%, 12/01/26 – FSA Insured	12/14 at 100.00	Aaa		2,864,641

500	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R		310,210
70,590	Total Tax Obligation/Limited				65,274,278
	Transportation – 9.0%

5,300	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	Aa3		4,200,674

3,220	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/22 – AMBAC Insured	10/14 at 100.00	Aa3		2,974,024

2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	A		573,640

7,165	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B, 5.000%, 7/01/21 – FGIC Insured	7/14 at 100.00	AA		7,111,834

4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA		3,652,640
21,685	Total Transportation				18,512,812
	U.S. Guaranteed – 7.8% (4)

335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	No Opt. Call	AAA		430,659

	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984:
1,165	9.875%, 7/01/09 (ETM)	No Opt. Call	AAA		1,221,386
1,000	10.000%, 7/01/14 (ETM)	No Opt. Call	AAA		1,234,010

	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001:
4,545	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A	(4)	4,942,415
455	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A	(4)	494,785

1,750	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 9B, Series 1999, 6.000%, 8/01/29 (Pre-refunded 8/01/09)	8/09 at 101.00	N/R	(4)	1,823,815

3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	A2	(4)	3,680,918

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
1,010	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	AAA		1,120,787
935	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	AAA		1,037,560

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	1/09 at 100.00	AA	(4)	165,644
14,590	Total U.S. Guaranteed				16,151,979

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 10.5%

$4,350	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2	$4,067,337

3,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18	10/11 at 100.00	Aa2	3,060,468

1,110	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	997,990

1,270	Leesburg, Florida, Electric System Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	AA	1,189,050

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	AA	2,158,079

8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA	5,988,880

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA	591,266

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA	965,700

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AA	2,629,622
24,525	Total Utilities			21,648,392
	Water and Sewer – 4.3%

2,540	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/37 – FGIC Insured	9/17 at 100.00	Aa3	2,245,563

2,800	Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C, 0.000%, 10/01/09 – MBIA Insured	No Opt. Call	AA	2,753,268

2,700	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 – MBIA Insured	10/13 at 100.00	AA	2,417,364

1,395	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/12 – FGIC Insured	No Opt. Call	AA	1,477,263
9,435	Total Water and Sewer			8,893,458
$241,561	Total Investments (cost $237,160,454) – 100.0%			206,663,070

	Other Assets Less Liabilities – 0.0%			39,639

	Net Assets – 100%			$206,702,709

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.7%

$4,030	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	$2,381,528
	Consumer Staples – 0.8%

1,430	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,036,750

125	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/11 at 100.00	Baa3	91,838
1,555	Total Consumer Staples			1,128,588
	Education and Civic Organizations – 9.1%

625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BBB–	415,156

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	557,944

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland – College Park, Series 2001:
980	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	A	1,016,123
725	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	A	751,724

500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/09 at 101.00	BBB–	365,700

	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	1/09 at 100.00	BBB–	598,241
1,000	5.300%, 7/01/28	1/09 at 100.00	BBB–	763,560

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 – FSA Insured	1/11 at 101.00	AAA	240,873
500	5.250%, 7/01/30 – FSA Insured	1/11 at 101.00	AAA	471,045

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	522,200

1,870	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	1,264,232

840	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 5.500%, 5/01/20	5/15 at 100.00	N/R	670,858

815	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/20	5/15 at 100.00	A1	814,267

550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	AA	550,869

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – MBIA Insured	No Opt. Call	AA	1,644,300

1,100	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	1,118,843

1,250	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.500%, 11/01/36	11/16 at 100.00	BBB+	851,238
14,440	Total Education and Civic Organizations			12,617,173
	Energy – 0.2%

400	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	252,684
	Health Care – 18.8%

1,100	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	A–	884,301

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$675	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	$522,450

820	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A2	694,204

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	Baa1	1,230,105

725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	Baa1	480,327

1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	A3	1,259,211

950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa2	694,498

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	584,888

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34 – MBIA Insured	7/11 at 100.00	A+	577,613

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	6/09 at 101.00	A+	2,014,540

1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	1,336,358

765	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AAA	725,587

850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A–	716,295

2,280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AAA	2,040,600

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Project, Series 2007A:
635	5.000%, 7/01/37	7/17 at 100.00	BBB	419,303
440	5.500%, 7/01/42	7/17 at 100.00	BBB	314,714

1,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	818,601

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	691,512

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005:
1,405	5.000%, 7/01/35	7/15 at 100.00	A3	1,080,333
900	5.000%, 7/01/40	7/15 at 100.00	A3	677,511

645	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured	No Opt. Call	AA	655,410

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	A	443,525

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Upper Chesapeake Hospitals Issue C, Series 2007, 6.000%, 1/01/38	1/18 at 100.00	Baa2	773,150

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
1,500	5.750%, 1/01/33	No Opt. Call	BBB–	1,098,495
3,385	5.750%, 1/01/38	1/18 at 100.00	BBB–	2,410,119

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2006A, 5.000%, 7/01/34 – MBIA Insured	7/16 at 100.00	AA	1,700,720

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$350	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	1/09 at 100.00	B3	$298,008

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – MBIA Insured	1/09 at 100.00	AA	1,000,570
32,575	Total Health Care			26,142,948
	Housing/Multifamily – 3.9%

500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/09 at 101.00	Aa2	394,100

1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/10 at 100.00	Aa2	925,820

1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	12/08 at 101.50	Aaa	843,600

100	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B2	69,791

600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	N/R	465,084

570	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	Baa2	434,317

1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA – Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	1/09 at 101.00	Aaa	1,177,904

200	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA – Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	1/09 at 100.00	Aa2	200,100

1,000	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)	9/09 at 102.00	AAA	884,070
6,390	Total Housing/Multifamily			5,394,786
	Housing/Single Family – 5.5%

1,695	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,527,263

1,195	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	962,812

1,500	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	1,204,725

980	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)	9/16 at 100.00	Aa2	743,693

920	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006P, 4.700%, 3/01/37 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	641,231

780	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	562,575

1,125	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative Minimum Tax)	9/14 at 100.00	Aa2	845,516

1,200	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	956,076

245	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	180,487
9,640	Total Housing/Single Family			7,624,378
	Industrials – 2.8%

4,360	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	3,415,449

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials (continued)

$500	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/09 at 101.00	BBB	$467,795
4,860	Total Industrials			3,883,244
	Long-Term Care – 2.7%

2,285	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	1,530,904

	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 – RAAI Insured	1/09 at 101.00	BBB+	490,685
500	5.625%, 1/01/25 – RAAI Insured	1/09 at 101.00	BBB+	471,685

1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	1,244,592
5,250	Total Long-Term Care			3,737,866
	Materials – 1.1%

1,500	Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales Company, Series 1984B, 6.500%, 10/01/11	4/09 at 100.00	A	1,501,965
	Tax Obligation/General – 20.7%

435	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	445,984

400	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	431,596

1,000	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue, 5.000%, 6/01/25	6/11 at 101.00	AAA	1,004,400

400	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	435,912

	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
1,100	5.000%, 3/01/14	No Opt. Call	AA	1,206,238
300	5.000%, 3/01/16	No Opt. Call	AA	329,091

1,500	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AA	1,627,440

1,525	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/18	2/14 at 100.00	AAA	1,597,499

9,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001, 5.500%, 3/01/15	No Opt. Call	AAA	10,132,467

1,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	1,983,258

990	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006, 5.000%, 5/01/16	No Opt. Call	AAA	1,087,485

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,066,660

2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A, 5.000%, 10/01/18	10/13 at 100.00	AAA	2,088,040

2,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	2,122,899

500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16	6/15 at 100.00	AAA	543,555

	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 2005:
1,230	5.000%, 6/01/16	6/15 at 100.00	AAA	1,337,145
1,250	5.000%, 6/01/19	6/15 at 100.00	AAA	1,306,500
26,930	Total Tax Obligation/General			28,746,169
	Tax Obligation/Limited – 12.2%

370	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	357,894

1,000	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – MBIA Insured	3/09 at 102.00	AA	1,001,260

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$200	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R		$138,198

	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
310	5.600%, 7/01/20 – RAAI Insured	7/10 at 102.00	BBB+		293,511
115	5.700%, 7/01/29 – RAAI Insured	7/10 at 102.00	BBB+		101,025

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R		321,129

1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 – MBIA Insured	6/10 at 101.00	Baa1		1,109,323

830	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)	10/10 at 101.00	AA+		808,071

1,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA		1,965,688

935	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19	6/12 at 100.50	AA+		969,735

	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A:
430	5.000%, 9/15/13	9/12 at 100.00	AA+		461,670
650	5.000%, 9/15/16	9/12 at 100.00	AA+		685,562

1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+		1,541,201

1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA		1,477,967

500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 – RAAI Insured	7/12 at 101.00	A3		424,325

500	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series 2000, 5.125%, 11/01/15	11/10 at 100.00	AA+		521,495

1,000	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – MBIA Insured	6/13 at 100.00	AA+		1,069,620

2,000	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R		1,051,840

7,030	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	A		546,583

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA		965,730

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	A+		362,354

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	AA		781,770
24,640	Total Tax Obligation/Limited				16,955,951
	Transportation – 0.2%

500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/08 at 100.00	CCC+		201,250
	U.S. Guaranteed – 15.1% (4)

1,250	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA		1,290,875

865	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	(4)	851,688

645	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA	(4)	716,485

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College, Series 2001A:
$100	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB–	(4)	$105,897
100	5.800%, 9/01/30 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB–	(4)	105,959

1,250	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 101.00	Aaa		1,378,350

	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
240	5.600%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 102.00	BBB+	(4)	259,087
95	5.700%, 7/01/29 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 102.00	BBB+	(4)	102,704

1,535	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center, Series 1992, 6.500%, 9/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		1,673,994

1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA		1,089,720

1,100	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%, 8/15/14 (Pre-refunded 8/15/12)	8/12 at 100.00	AAA		1,199,572

	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A:
805	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(4)	908,861
605	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(4)	683,057

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing Foundation – College Park, Series 1999A:
1,250	5.750%, 6/01/19 (Pre-refunded 6/01/09)	6/09 at 102.00	Baa2	(4)	1,304,250
250	5.750%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 102.00	Baa2	(4)	260,850

1,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	1,622,558

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2	(4)	577,059

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)	6/11 at 100.00	Baa1	(4)	672,606

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 100.00	A	(4)	556,375

1,375	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		1,576,204

1,175	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40	10/10 at 101.00	AAA		1,167,915

400	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		417,588

750	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 100.00	AA	(4)	795,218

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	1,642,335
19,550	Total U.S. Guaranteed				20,959,207
	Utilities – 0.6%

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/09 at 100.00	N/R		840,680
	Water and Sewer – 1.8%

855	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA		830,171

1,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/25 – AMBAC Insured	7/17 at 100.00	AAA		978,990

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	$677,608
2,615	Total Water and Sewer			2,486,769
$155,875	Total Investments (cost $151,636,741) – 97.2%			134,855,186

	Other Assets Less Liabilities – 2.8%			3,918,491

	Net Assets – 100%			$138,773,677

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.0%

$65	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$57,956
	Education and Civic Organizations – 13.7%

2,500	Allegheny County Higher Education Building Authority (Commonwealth of Pennsylvania) University Revenue Bonds, Series A of 2008 (Robert Morris University), 5.900%, 10/15/28	10/18 at 100.00	Baa3	1,919,375

1,190	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,106,676

	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998:
1,300	5.600%, 10/15/18	4/09 at 102.00	BB+	1,088,360
550	5.625%, 10/15/27	4/09 at 102.00	BB+	397,480

1,445	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BB+	1,072,291

1,280	City of Erie Higher Education Building Authority (Commonwealth of Pennsylvania) College Revenue Bonds, Series 2008 (Mercyhurst College Project), 5.500%, 3/15/38	9/18 at 100.00	BBB	945,395

	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 1998A:
2,400	5.375%, 10/01/18	12/08 at 100.00	BBB	2,159,664
1,815	5.375%, 10/01/26	4/09 at 100.00	BBB	1,429,058

920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	A3	682,392

1,645	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2005, 5.000%, 8/01/24 – MBIA Insured	8/15 at 100.00	AA	1,564,198

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
980	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AA	941,506
330	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AA	313,790

1,000	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AA	1,006,510

375	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	BBB+	288,334

2,000	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	AA	1,811,840

2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/26 – MBIA Insured	8/15 at 100.00	A1	2,411,525

165	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	BBB+	127,837

3,090	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa3	2,809,737

715	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	579,593

1,280	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – MBIA Insured	11/17 at 100.00	AA	1,122,074

1,205	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2007 GG5, 5.000%, 5/01/27 – RAAI Insured	5/17 at 100.00	A3	990,534

1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – MBIA Insured	4/16 at 100.00	AA	1,656,055

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	900,350

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,250	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured	5/15 at 100.00	A3	$979,675

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
245	5.250%, 1/01/27	1/17 at 100.00	BBB	264,313
440	5.375%, 1/01/32	1/17 at 100.00	BBB	478,443

500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa2	504,985
33,820	Total Education and Civic Organizations			29,551,990
	Health Care – 14.9%

3,980	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Baa2	2,580,075

2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27	5/09 at 100.50	AA–	2,276,300

5,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2006, 5.000%, 11/01/35 – CIFG Insured	5/16 at 100.00	A–	3,655,200

2,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	A–	1,444,320

4,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2003A, 5.250%, 7/01/32	7/13 at 101.00	A+	3,206,760

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	677,963

2,820	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AAA	2,519,783

840	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	588,672

5,750	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35	8/18 at 100.00	BBB+	4,074,795

6,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured	8/15 at 100.00	AA	6,309,839

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	5/09 at 100.00	BBB	2,487,690

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
1,265	5.250%, 7/01/10	No Opt. Call	BB–	1,214,400
50	5.500%, 7/01/18	1/09 at 100.00	BB–	39,468
500	5.625%, 7/01/24	1/09 at 100.00	BB–	362,895

510	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.713%, 12/01/31 – AMBAC Insured	12/17 at 100.00	A	257,550

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
430	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	A3	311,178
300	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	A3	210,906
39,695	Total Health Care			32,217,794
	Housing/Multifamily – 4.5%

5,640	Delaware County Authority, Pennsylvania, Student Housing Revenue Bonds, Collegiate Housing Foundation – Eastern College, Series 2000A, 8.250%, 7/01/29	7/10 at 102.00	N/R	5,581,569

995	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AAA	1,006,771

1,565	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured	7/17 at 100.00	BBB–	1,105,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	$1,363,770

240	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	173,009

495	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	497,841
10,735	Total Housing/Multifamily			9,728,100
	Housing/Single Family – 4.1%

2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,460,460

1,780	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	1,442,441

1,695	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,305,048

1,315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	990,721

400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	299,104

2,760	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C, 5.400%, 10/01/33	10/17 at 100.00	AA+	2,510,938

765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/09 at 100.00	AAA	761,175
10,715	Total Housing/Single Family			8,769,887
	Industrials – 1.6%

3,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/09 at 101.00	BB+	2,479,260

1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	A	1,023,530
4,000	Total Industrials			3,502,790
	Long-Term Care – 4.9%

	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
530	5.750%, 1/01/27	1/17 at 100.00	N/R	380,810
840	5.750%, 1/01/37	1/17 at 100.00	N/R	558,197

	Chester County Health and Education Facilities Authority, Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai Obligated Group, Series 1998:
1,000	5.400%, 6/01/18	12/08 at 100.00	BBB–	891,840
1,100	5.500%, 6/01/25	12/08 at 100.00	BBB–	863,489

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007:
1,000	5.000%, 1/01/27	1/17 at 100.00	N/R	712,280
630	5.000%, 1/01/36	1/17 at 100.00	N/R	407,377

510	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A+	363,319

630	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	485,598

2,620	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	1,798,604

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,000	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, ACTS Inc, Series 1998, 5.250%, 11/15/28	11/23 at 100.00	BBB+	$731,570

2,310	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/14	6/09 at 100.00	BB+	1,989,695

1,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured	7/11 at 101.00	Aa3	1,370,666
13,750	Total Long-Term Care			10,553,445
	Materials – 0.4%

560	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	388,618

440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	423,826
1,000	Total Materials			812,444
	Tax Obligation/General – 22.1%

1,225	Bentworth School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 3/15/25 – FSA Insured	3/16 at 100.00	AAA	1,198,197

5,250	Butler Area School District, Butler County, Pennsylvania, General Obligation Bonds, Series 2008, 5.250%, 10/01/25	10/18 at 100.00	A	5,056,432

420	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 – MBIA Insured	7/13 at 100.00	A1	440,929

3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AA	1,141,750

950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	Aa2	1,018,068

1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	AA	422,860

4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – MBIA Insured	No Opt. Call	AA	1,844,554

2,195	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 – MBIA Insured	No Opt. Call	AA	1,797,727

1,500	Owen J. Roberts School District, Pennsylvania, General Obligation Bonds, Series, 5.000%, 11/15/37	5/18 at 100.00	Aa3	1,351,920

2,000	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2007D, 5.375%, 2/01/27 – FGIC Insured	8/15 at 100.00	AA	1,969,080

1,075	Palmyra Area School District, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/20 – SYNCORA GTY Insured	6/14 at 100.00	A1	1,071,646

1,500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA	1,585,125

3,750	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	AA	3,403,950

3,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008E, 6.000%, 9/01/38	9/18 at 100.00	Aa3	2,926,560

2,585	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds, Series 2005, 5.000%, 7/15/35 – FSA Insured	7/15 at 100.00	AAA	2,344,983

1,575	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	1,673,028

2,000	Reading, Pennsylvania, General Obligation Bonds, Series 2008, 6.000%, 11/01/28 (WI/DD, Settling 12/03/08) – FSA Insured	11/18 at 100.00	Aa3	1,972,460

1,370	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2006A, 5.000%, 4/01/22 – FGIC Insured	4/16 at 100.00	A1	1,318,269

6,775	Southmoreland School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 4/01/25 – MBIA Insured	4/15 at 100.00	AA	6,419,378

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

$5,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 5.000%, 6/01/31 – FSA Insured	12/16 at 100.00	AAA		$4,642,950

1,315	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 – FSA Insured	9/15 at 100.00	AAA		1,369,033

2,900	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – MBIA Insured	12/15 at 100.00	AA		2,658,691
56,020	Total Tax Obligation/General				47,627,590
	Tax Obligation/Limited – 6.9%

1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA		1,294,800

1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – MBIA Insured	9/11 at 100.00	Baa1		957,680

2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – MBIA Insured	12/18 at 100.00	AA		2,297,075

	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
1,300	5.250%, 7/15/18 – FSA Insured	No Opt. Call	AAA		1,396,161
1,270	5.250%, 7/15/19 – FSA Insured	No Opt. Call	AAA		1,342,339

1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – FSA Insured	11/13 at 100.00	AAA		1,349,361

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	AA		971,370

5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AA		3,850,350

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	A+		362,354

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – MBIA Insured	No Opt. Call	AA		920,150
16,320	Total Tax Obligation/Limited				14,741,640
	Transportation – 7.7%

1,675	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3		1,566,293

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A:
1,000	5.300%, 12/01/21 – AMBAC Insured	12/08 at 100.00	Baa1		999,960
4,500	5.375%, 12/01/30 – AMBAC Insured	12/08 at 100.00	Baa1		4,221,450

1,900	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	AA		1,653,285

4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 – AMBAC Insured	No Opt. Call	A		4,704,790

380	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	AA		289,830

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa1		1,587,120

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2008A, 6.500%, 1/01/38 (Alternative Minimum Tax)	1/18 at 100.00	Baa3		1,525,580
17,990	Total Transportation				16,548,308
	U.S. Guaranteed – 10.0% (4)

1,550	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AAA		1,837,494

4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 (Pre-refunded 11/01/12) – MBIA Insured	11/12 at 100.00	AA	(4)	4,912,379

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,000	Allegheny County Redevelopment Authority, Pennsylvania, Tax Increment Finance Bonds, Waterfront Project, Series 2000A, 6.300%, 12/15/18 (Pre-refunded 12/15/10)	12/10 at 101.00	N/R	(4)	$1,091,250

85	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – FSA Insured (ETM)	No Opt. Call	Aa3	(4)	95,092

2,995	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 – MBIA Insured (ETM)	1/09 at 100.00	AA	(4)	3,283,898

1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26 (ETM)	12/08 at 100.00	Aaa		1,351,046

900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	AAA		1,007,550

955	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	Aaa		1,137,825

	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001:
1,745	5.200%, 9/15/23 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	AA	(4)	1,872,437
3,700	5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	AA	(4)	3,975,169

260	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A1	(4)	293,036

645	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	AAA		783,165
19,655	Total U.S. Guaranteed				21,640,341
	Utilities – 3.1%

1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	Baa1		1,871,813

1,345	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A–		1,144,218

315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – FSA Insured	9/14 at 100.00	AAA		287,589

2,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 – FSA Insured	8/13 at 100.00	AAA		2,296,040

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – FSA Insured	7/13 at 100.00	AAA		1,024,640
7,185	Total Utilities				6,624,300
	Water and Sewer – 7.7%

1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – MBIA Insured	12/15 at 100.00	AA		936,830

180	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – FSA Insured	No Opt. Call	AAA		196,958

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–		3,862,850

3,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – FSA Insured	12/18 at 100.00	AAA		2,480,490

1,930	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – FSA Insured	7/14 at 100.00	AAA		1,877,832

3,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2008, 5.250%, 7/15/31	7/18 at 100.00	A3		2,825,700

850	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – FSA Insured	7/15 at 100.00	AAA		828,062

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		1,016,413

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$3,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – FSA Insured	12/14 at 100.00	AAA	$2,639,250
19,100	Total Water and Sewer			16,664,385
$250,050	Total Investments (cost $242,139,321) – 101.6%			219,040,970

	Other Assets Less Liabilities – (1.6)%			(3,360,977)

	Net Assets – 100%			$215,679,993

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.9%

$16,720	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	BBB	$8,973,118
	Education and Civic Organizations – 3.3%

	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003:
800	4.375%, 10/01/13	No Opt. Call	A3	826,536
1,135	5.500%, 10/01/33	10/13 at 101.00	A3	1,004,169

2,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	1,892,300

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	219,957

800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	650,256

5,000	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008, 5.000%, 6/01/40	6/18 at 100.00	AAA	4,771,400

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 – RAAI Insured	1/09 at 101.00	BBB+	1,022,175
11,285	Total Education and Civic Organizations			10,386,793
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	315,855
	Health Care – 12.4%

1,525	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A3	1,210,667

4,250	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	A–	3,147,168

400	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	385,596

2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A3	2,334,175

1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,066,065

3,250	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – MBIA Insured	No Opt. Call	AA	3,617,770

3,380	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	AA	2,592,663

1,915	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	1,650,328

2,325	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A2	1,853,560

2,000	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%, 7/01/23 – MBIA Insured	1/09 at 102.00	AA	1,710,280

2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – MBIA Insured	7/12 at 100.00	AA	2,832,874

4,925	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2003B, 2.310%, 7/01/33 – AMBAC Insured (4)	No Opt. Call	Aaa	3,608,136

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
$3,040	5.250%, 6/15/24	6/16 at 100.00	A3	$2,632,670
1,475	5.250%, 6/15/31	6/16 at 100.00	A3	1,179,410
3,360	5.250%, 6/15/37	6/16 at 100.00	A3	2,668,781

	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A:
1,000	5.125%, 9/01/22	9/17 at 100.00	BBB+	818,700
5,055	5.250%, 9/01/37	9/17 at 100.00	BBB+	3,556,445

2,145	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	AA–	1,859,072
46,705	Total Health Care			38,724,360
	Housing/Multifamily – 3.3%

1,105	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/10 at 102.00	AAA	1,125,918

920	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20) (Alternative Minimum Tax)	5/10 at 100.00	Aaa	926,550

970	Chesterfield County Industrial Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Fore Courthouse Senior Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aaa	832,774

	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College, Series 1999A:
680	6.875%, 6/01/20	6/09 at 102.00	N/R	631,904
1,910	7.000%, 6/01/30	6/09 at 102.00	N/R	1,640,002

1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	3/09 at 100.00	AAA	1,200,228

1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)	4/10 at 102.00	AAA	892,110

2,835	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	2,492,078

610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	12/08 at 100.00	AA+	593,469
11,230	Total Housing/Multifamily			10,335,033
	Housing/Single Family – 6.4%

820	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	604,078

4,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – MBIA Insured	7/11 at 100.00	AAA	4,198,320

2,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	1,751,592

6,545	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	4,935,061

2,310	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,760,312

2,125	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007A-3, 4.600%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AAA	1,954,660

6,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	4,751,305
25,200	Total Housing/Single Family			19,955,328

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 1.9%

$2,250	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)	No Opt. Call	BBB	$2,228,513

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB–	1,673,360

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	3/09 at 100.00	BB–	1,564,520

500	James City County Industrial Development Authority, Virginia, Sewerage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	4/09 at 100.00	BBB+	411,490
6,750	Total Industrials			5,877,883
	Long-Term Care – 6.2%

	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A:
2,000	6.125%, 12/01/30	12/18 at 100.00	N/R	1,484,140
2,500	6.250%, 12/01/38	11/18 at 100.00	N/R	1,813,150

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A:
5,860	5.125%, 10/01/37	10/17 at 100.00	N/R	3,470,995
3,000	5.125%, 10/01/42	10/17 at 100.00	N/R	1,731,240

1,200	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.875%, 10/01/36	10/16 at 100.00	BBB	772,140

500	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Paul Spring Retirement Center, Series 1996A, 6.000%, 12/15/28	12/08 at 101.00	AAA	514,100

3,665	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39	7/09 at 102.00	AAA	3,374,769

	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006:
1,350	5.000%, 10/01/27	10/11 at 103.00	BBB–	981,450
3,500	5.000%, 10/01/35	No Opt. Call	BBB–	2,337,160

4,210	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	2,762,770
27,785	Total Long-Term Care			19,241,914
	Materials – 0.6%

2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (5)	2/09 at 101.00	B2	1,592,375

1,000	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15	No Opt. Call	B–	331,020
3,500	Total Materials			1,923,395
	Tax Obligation/General – 7.5%

2,500	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	2,592,200

2,500	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 – FSA Insured	3/13 at 100.00	AAA	2,424,050

1,000	Chesapeake, Virginia, General Obligation Bonds, Series 2004, 5.000%, 12/01/20	12/14 at 101.00	AA+	1,026,140

1,000	Harrisonburg, Virginia, General Obligation Public Recreational Facility Revenue Bonds, Series 2000, 5.750%, 12/01/29 – FSA Insured	12/10 at 102.00	AAA	1,013,890

2,000	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	2,175,580

5	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AAA	5,056

375	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	AAA	384,934

1,250	Newport News, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/16	7/14 at 101.00	AA	1,352,363

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2001B, 5.125%, 3/01/23 – MBIA Insured	3/11 at 102.00	A+	$971,650

3,000	Pittsylvania County, Virginia, General Obligationl Bonds, Series 2008B, 5.750%, 2/01/30	2/19 at 100.00	A+	2,977,950

2,000	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – MBIA Insured	No Opt. Call	AA	2,188,240

1,415	Roanoke, Virginia, General Obligation Bonds, Series 2006A, 5.000%, 2/01/21 – MBIA Insured	2/16 at 100.00	AA	1,450,644

1,000	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,053,580

	Suffolk, Virginia, General Obligation Bonds, Series 2005:
1,530	5.000%, 12/01/16	12/15 at 100.00	AA	1,650,625
1,170	5.000%, 12/01/25	12/15 at 100.00	AA	1,166,010

1,000	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20	6/11 at 101.00	AAA	1,018,970
22,745	Total Tax Obligation/General			23,451,882
	Tax Obligation/Limited – 24.9%

	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
670	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	495,901
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	328,983

1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 – AMBAC Insured	6/12 at 102.00	Baa1	888,720

1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/18 – MBIA Insured	1/15 at 100.00	AA	1,019,400

1,090	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/15 – MBIA Insured	2/14 at 100.00	AA	1,148,969

2,895	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	3,025,246

1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,622,220

2,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2004, 5.000%, 4/01/33 – MBIA Insured	4/14 at 100.00	AA+	1,902,600

3,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2007A, 4.250%, 4/01/34 – MBIA Insured	4/17 at 100.00	AA+	2,336,640

1,915	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/17 – FSA Insured	4/14 at 100.00	AAA	2,001,309

	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
3,950	5.000%, 6/15/17 – MBIA Insured	6/15 at 100.00	AA	4,034,096
1,130	5.000%, 6/15/22 – MBIA Insured	6/15 at 100.00	AA	1,079,613
2,900	5.000%, 6/15/25 – MBIA Insured	6/15 at 100.00	AA	2,687,227
1,770	5.000%, 6/15/30 – MBIA Insured	6/15 at 100.00	AA	1,581,035

	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 2004:
2,020	5.000%, 7/01/17 – MBIA Insured	7/14 at 100.00	AA	2,041,008
1,625	5.000%, 7/01/18 – MBIA Insured	7/14 at 100.00	AA	1,626,495

	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005:
1,155	5.000%, 7/15/17	7/15 at 100.00	AA	1,216,273
1,210	5.000%, 7/15/18	7/15 at 100.00	AA	1,258,146

1,840	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	1,873,746

260	Loudoun County, Virginia, Certificates of Participation, Series 1990E, 7.200%, 10/01/10 – AMBAC Insured	No Opt. Call	A	273,679

860	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	764,686

3,585	New Kent County Economic Development Authority, Virginia, Lease Revenue Bonds, School and Governmental Projects, Series 2006, 5.000%, 2/01/26 – FSA Insured	2/17 at 100.00	AAA	3,360,651

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System – Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	11/09 at 102.00	AA+	$703,708

1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 – RAAI Insured	2/13 at 101.00	BBB+	762,170

	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005:
1,100	5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aa2	1,094,665
1,930	5.000%, 6/01/21 – AMBAC Insured	6/15 at 100.00	Aa2	1,891,516

1,575	Prince William County, Virginia, Lease Participation Certificates, Series 2002, 5.250%, 12/01/18	6/12 at 100.00	Aa2	1,632,377

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
3,000	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A	2,348,880
5,000	5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AA	3,850,350

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	A	358,600

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	BBB–	110,391
480	5.250%, 7/01/36	7/12 at 100.00	BBB–	362,904

750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	A+	603,923

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AA	1,408,725

1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	A	1,584,908

2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 – AMBAC Insured	1/13 at 100.00	A	1,904,400

2,475	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AA	2,377,782

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	AA	781,770

2,290	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22	5/15 at 100.00	AA+	2,299,893

1,945	Virginia Port Authority, General Fund Revenue Bonds, Series 2005A, 5.250%, 7/01/19 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,833,201

2,750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 8/01/15	No Opt. Call	AA+	3,007,208

1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%, 8/01/16	8/11 at 101.00	AA+	1,043,450

1,360	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	1,424,382

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
1,650	5.000%, 5/01/20	5/11 at 101.00	AA	1,665,956
620	5.000%, 5/01/21	5/11 at 101.00	AA	623,267

4,500	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2006C, 5.000%, 11/01/36	11/16 at 100.00	AAA	4,247,955

1,500	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	1,626,990

1,500	Westmoreland County Industrial Development Authority, Virginia, Lease Revenue Bonds, Northumberland County School Project, Series 2006, 5.000%, 11/01/31 – MBIA Insured	11/16 at 100.00	A2	1,304,310
86,275	Total Tax Obligation/Limited			77,420,324

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation – 10.9%

	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A:
$2,310	5.000%, 7/01/22 – FSA Insured	7/15 at 100.00	AAA		$2,247,722
2,700	5.000%, 7/01/23 – FSA Insured	7/15 at 100.00	AAA		2,606,310

6,800	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38 – FSA Insured	7/18 at 100.00	AAA		6,016,980

1,150	Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake Expressway, Series 1999A, 5.625%, 7/15/19	7/09 at 101.00	Baa1		1,162,294

3,025	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008-A, 5.375%, 10/01/29 (Alternative Minimum Tax)	10/18 at 100.00	AA–		2,434,883

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 – MBIA Insured	10/11 at 101.00	AA		1,301,407
1,250	5.000%, 10/01/31 – MBIA Insured	10/11 at 101.00	AA		1,053,175

	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B:
5,000	5.000%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AA		3,942,100
2,500	5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	AA		1,819,025

3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	AA		2,562,060

2,610	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AA		2,400,391

1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/08 at 100.00	CCC+		704,375

1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	AA		1,718,582

1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	AA		1,433,738

2,155	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	AA		1,494,083

1,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2		1,004,410
39,940	Total Transportation				33,901,535
	U.S. Guaranteed – 12.7% (6)

1,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	A	(6)	1,627,245

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – FSA Insured (ETM)	No Opt. Call	AAA		762,105

1,030	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center Expansion Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA		1,108,012

85	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3	(6)	94,681

1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB	(6)	1,633,831

1,750	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 100.00	AAA		1,914,168

1,000	Middlesex County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 1999, 6.000%, 8/01/24 (Pre-refunded 8/01/09) – MBIA Insured	8/09 at 102.00	AA	(6)	1,053,370

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH:
3,000	5.750%, 7/01/18 (Pre-refunded 7/01/10) – FSA Insured (UB)	7/10 at 101.00	AAA		3,213,960
10,000	5.625%, 7/01/19 (Pre-refunded 7/01/10) – FSA Insured (UB)	7/10 at 101.00	AAA		10,711,800

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
500	5.500%, 10/01/32	10/10 at 101.00	AAA		499,960
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA		1,490,955

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (6) (continued)

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
$365	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB–	(6)	$395,280
1,320	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB–	(6)	1,429,507

485	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		506,325

1,370	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(6)	1,490,834

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
1,575	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,649,813
5,125	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		5,523,315

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(6)	2,189,780

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)	2/12 at 100.00	AA+	(6)	2,162,140
36,805	Total U.S. Guaranteed				39,457,081
	Utilities – 2.3%

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 – MBIA Insured	7/13 at 100.00	AA		1,128,804
2,000	5.250%, 7/15/23 – MBIA Insured	7/13 at 100.00	AA		1,952,020

3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2007A, 5.600%, 11/01/31 (Alternative Minimum Tax)	11/17 at 100.00	A–		2,138,760

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1		1,804,920
8,115	Total Utilities				7,024,504
	Water and Sewer – 6.9%

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
115	5.375%, 4/01/21	4/12 at 100.00	AAA		117,653
800	5.000%, 4/01/27	4/12 at 100.00	AAA		774,744

1,395	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA		1,505,372

1,015	James City Service Authority, Virginia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/15/15 – FSA Insured	1/13 at 101.00	AAA		1,085,279

5,000	Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Series 2007, 4.500%, 1/01/32	1/17 at 100.00	AA+		4,321,050

2,325	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AA+		2,329,743

1,750	Newport News, Virginia, Water Revenue Bonds, Series 2007, 4.750%, 6/01/31 – FSA Insured	6/17 at 100.00	AAA		1,522,640

1,400	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 1998, 5.125%, 11/01/28 – FSA Insured	11/10 at 100.00	AAA		1,346,688

1,900	Prince William County Service Authority, Virginia, Water and Sewerage System Revenue Refunding Bonds, Series 1997, 4.750%, 7/01/29 – FGIC Insured	1/09 at 101.00	AA+		1,701,868

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		1,355,217

750	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/20	9/10 at 101.00	Aa3		792,675

2,485	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.250%, 5/01/21	5/11 at 101.00	AA		2,526,027

1,000	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, 4.750%, 10/01/27	10/17 at 100.00	AAA		948,590

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,135	York County, Virginia, Sewer System Revenue Bonds, Series 2005, 5.000%, 6/01/29 – AMBAC Insured	6/15 at 101.00	Aa3	$1,063,075
22,590	Total Water and Sewer			21,390,621
$366,145	Total Investments (cost $360,234,317) – 102.3%			318,379,626

	Floating Rate Obligations – (2.8)%			(8,665,000)

	Other Assets Less Liabilities – 0.5%			1,621,901

	Net Assets – 100%			$311,336,527

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

November 30, 2008

	Florida Preference	Maryland	Pennsylvania	Virginia
Assets
Investments, at value (cost $237,160,454, $151,636,741, $242,139,321 and $360,234,317, respectively)	$206,663,070	$134,855,186	$219,040,970	$318,379,626
Cash	—	1,127,895	—	—
Receivables:
Interest	3,349,937	2,608,788	3,739,663	6,123,368
Investments sold	5,000	769,594	—	—
Shares sold	54,225	165,306	195,727	1,693,811
Other assets	28,584	230	352	10,667
Total assets	210,100,816	139,526,999	222,976,712	326,207,472
Liabilities
Cash overdraft	2,680,252	—	4,410,600	3,301,932
Floating rate obligations	—	—	—	8,665,000
Payables:
Dividends	421,512	215,345	455,557	645,131
Investments purchased	—	—	1,957,367	—
Shares redeemed	88,623	407,440	281,807	1,988,771
Accrued expenses:
Management fees	94,583	63,916	98,790	142,458
12b-1 distribution and service fees	36,529	28,521	33,643	52,095
Other	76,608	38,100	58,955	75,558
Total liabilities	3,398,107	753,322	7,296,719	14,870,945
Net assets	$206,702,709	$138,773,677	$215,679,993	$311,336,527
Class A Shares
Net assets	$119,529,151	$57,853,260	$67,500,999	$140,775,476
Shares outstanding	14,070,418	6,290,682	7,364,818	15,033,151
Net asset value per share	$8.50	$9.20	$9.17	$9.36
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$8.87	$9.60	$9.57	$9.77
Class B Shares
Net assets	$7,704,465	$6,574,409	$5,014,674	$9,938,793
Shares outstanding	907,008	714,121	546,900	1,064,705
Net asset value and offering price per share	$8.49	$9.21	$9.17	$9.33
Class C Shares
Net assets	$16,248,330	$21,433,995	$28,615,875	$32,345,232
Shares outstanding	1,916,514	2,336,408	3,134,868	3,458,294
Net asset value and offering price per share	$8.48	$9.17	$9.13	$9.35
Class I Shares
Net assets	$63,220,763	$52,912,013	$114,548,445	$128,277,026
Shares outstanding	7,445,303	5,745,672	12,542,023	13,756,295
Net asset value and offering price per share	$8.49	$9.21	$9.13	$9.32

Net Assets Consist of:
Capital paid-in	$248,770,859	$155,622,187	$239,820,006	$351,952,321
Undistributed (Over-distribution of) net investment income	72,091	151,613	40,788	1,026,098
Accumulated net realized gain (loss) from investments and derivative transactions	(11,642,857)	(218,568)	(1,082,450)	212,799
Net unrealized appreciation (depreciation) of investments and derivative transactions	(30,497,384)	(16,781,555)	(23,098,351)	(41,854,691)
Net assets	$206,702,709	$138,773,677	$215,679,993	$311,336,527

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended November 30, 2008

	Florida Preference	Maryland	Pennsylvania	Virginia
Investment Income	$6,486,241	$3,746,434	$5,920,684	$9,336,983
Expenses
Management fees	627,820	409,263	621,401	938,234
12b-1 service fees – Class A	135,550	63,210	74,614	166,401
12b-1 distribution and service fees – Class B	44,486	36,712	27,708	52,747
12b-1 distribution and service fees – Class C	69,353	87,149	119,264	134,564
Shareholders’ servicing agent fees and expenses	44,716	35,479	54,126	64,229
Interest expense on floating rate obligations	—	—	—	110,243
Custodian’s fees and expenses	18,293	18,010	30,281	49,083
Trustees’ fees and expenses	2,481	1,692	2,378	3,725
Professional fees	8,204	6,868	9,349	11,246
Shareholders’ reports – printing and mailing expenses	12,925	12,584	17,932	20,830
Federal and state registration fees	3,109	5,698	4,292	4,922
Other expenses	2,645	1,677	2,646	3,095
Total expenses before custodian fee credit	969,582	678,342	963,991	1,559,319
Custodian fee credit	(7,547)	(12,673)	(19,041)	(42,399)
Net expenses	962,035	665,669	944,950	1,516,920
Net investment income	5,524,206	3,080,765	4,975,734	7,820,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(642,070)	(555,762)	145,339	(406,640)
Forward swaps	139,595	—	—	—
Futures	—	520,523	299,034	144,996
Change in net unrealized appreciation (depreciation) of:
Investments	(31,062,918)	(16,585,014)	(25,866,684)	(43,962,217)
Forward swaps	(127,007)	—	—	—
Net realized and unrealized gain (loss)	(31,692,400)	(16,620,253)	(25,422,311)	(44,223,861)
Net increase (decrease) in net assets from operations	$(26,168,194)	$(13,539,488)	$(20,446,577)	$(36,403,798)

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	Florida Preference		Maryland
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Operations
Net investment income	$5,524,206	$11,396,603	$3,080,765	$5,744,662
Net realized gain (loss) from:
Investments	(642,070)	(61,089)	(555,762)	(34,968)
Forward swaps	139,595	(128,972)	—	—
Futures	—	—	520,523	—
Change in net unrealized appreciation (depreciation) of:
Investments	(31,062,918)	(9,346,020)	(16,585,014)	(3,044,152)
Forward swaps	(127,007)	349,182	—	—
Net increase (decrease) in net assets from operations	(26,168,194)	2,209,704	(13,539,488)	2,665,542
Distributions to Shareholders
From net investment income:
Class A	(3,048,024)	(6,471,056)	(1,280,233)	(2,606,118)
Class B	(173,070)	(422,286)	(127,454)	(294,045)
Class C	(363,952)	(775,469)	(410,006)	(719,092)
Class I (1)	(1,672,511)	(3,512,564)	(1,236,840)	(2,059,813)
From accumulated net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class I (1)	—	—	—	—
Decrease in net assets from distributions to shareholders	(5,257,557)	(11,181,375)	(3,054,533)	(5,679,068)
Fund Share Transactions
Proceeds from sale of shares	5,848,701	23,788,090	11,674,766	37,295,286
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,618,091	5,681,963	1,793,943	3,740,293
	8,466,792	29,470,053	13,468,709	41,035,579
Cost of shares redeemed	(20,897,394)	(54,528,776)	(15,711,617)	(26,815,148)
Net increase (decrease) in net assets from Fund share transactions	(12,430,602)	(25,058,723)	(2,242,908)	14,220,431
Net increase (decrease) in net assets	(43,856,353)	(34,030,394)	(18,836,929)	11,206,905
Net assets at the beginning of period	250,559,062	284,589,456	157,610,606	146,403,701
Net assets at the end of period	$206,702,709	$250,559,062	$138,773,677	$157,610,606
Undistributed (Over-distribution of) net investment income at the end of period	$72,091	$(194,558)	$151,613	$125,381

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

	Pennsylvania		Virginia
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Operations
Net investment income	$4,975,734	$8,822,604	$7,820,063	$13,605,814
Net realized gain (loss) from:
Investments	145,339	(825,904)	(406,640)	577,928
Forward swaps	—	—	—	—
Futures	299,034	—	144,996	—
Change in net unrealized appreciation (depreciation) of:
Investments	(25,866,684)	(2,558,398)	(43,962,217)	(6,276,918)
Forward swaps	—	—	—	—
Net increase (decrease) in net assets from operations	(20,446,577)	5,438,302	(36,403,798)	7,906,824
Distributions to Shareholders
From net investment income:
Class A	(1,517,602)	(3,051,741)	(3,375,621)	(7,668,173)
Class B	(95,972)	(221,383)	(187,758)	(402,763)
Class C	(562,314)	(1,067,617)	(641,767)	(1,208,160)
Class I (1)	(2,618,617)	(4,492,165)	(3,106,632)	(4,190,658)
From accumulated net realized gains:
Class A	—	—	—	(358,655)
Class B	—	—	—	(22,966)
Class C	—	—	—	(66,202)
Class I (1)	—	—	—	(169,085)
Decrease in net assets from distributions to shareholders	(4,794,505)	(8,832,906)	(7,311,778)	(14,086,662)
Fund Share Transactions
Proceeds from sale of shares	33,646,342	66,210,264	50,526,950	126,675,822
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,081,266	4,361,381	3,221,192	7,250,651
	35,727,608	70,571,645	53,748,142	133,926,473
Cost of shares redeemed	(32,950,475)	(40,126,374)	(80,705,390)	(72,230,494)
Net increase (decrease) in net assets from Fund share transactions	2,777,133	30,445,271	(26,957,248)	61,695,979
Net increase (decrease) in net assets	(22,463,949)	27,050,667	(70,672,824)	55,516,141
Net assets at the beginning of period	238,143,942	211,093,275	382,009,351	326,493,210
Net assets at the end of period	$215,679,993	$238,143,942	$311,336,527	$382,009,351
Undistributed (Over-distribution of) net investment income at the end of period	$40,788	$(140,441)	$1,026,098	$517,813

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Florida Preference Municipal Bond Fund (“Florida Preference”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high levels of tax-free income and preservation of capital through investing primarily in diversified portfolios of quality municipal bonds. Each Fund may also invest up to 20% of its net assets in below-investment grade (“high yield”, “high-risk” or “junk”) municipal bonds.

Effective May 1, 2008, the following policy changes are applicable to the Funds:

•

Class B Shares will only be issued (i) upon the exchange of Class B Shares from another Nuveen fund, (ii) for purposes of dividend reinvestment, and (iii) through December 31, 2008, for defined contribution plans and investors using automatic investment plans with investments in Class B Shares as of March 31, 2008. The reinstatement privilege for Class B Shares will no longer be available as of December 31, 2008.

•

Class R Shares have been renamed Class I Shares and are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I Shares and (iii) purchase by limited categories of investors.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for an investment or derivative instrument, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value in accordance with procedures established in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2008, Pennsylvania had outstanding when-issued/delayed delivery purchase commitments of $1,957,367. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., a greater than 50 percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended November 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Each Fund offers Class A, C and I Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an “Inverse floating rate investment”. An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards No. 140 (SFAS No. 140) “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an “Underlying bond of an inverse floating rate trust”, with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” in the Statement of Operations.

During the six months ended November 30, 2008, Virginia was the only Fund to invest in externally-deposited inverse floaters and/or self-deposited inverse floaters. Florida Preference, Maryland and Pennsylvania did not invest in any such instruments during the six months ended November 30, 2008.

Notes to Financial Statements (Unaudited) (continued)

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is included as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. At November 30, 2008, the Funds had no exposure to externally-deposited Recourse Trusts.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2008, were as follows:

Virginia
Average floating rate obligations	$8,665,000
Average annual interest rate and fees	2.54%

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Florida Preference was the only Fund to invest in forward interest rate swap transactions during the six months ended November 30, 2008.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin, when applicable. Maryland, Pennsylvania and Virginia invested in futures contracts during the six months ended November 30, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of November 30, 2008:

Florida Preference	Level 1	Level 2	Level 3	Total
Investments	$—	$206,663,070	$—	$206,663,070

Maryland	Level 1	Level 2	Level 3	Total
Investments	$—	$134,855,186	$—	$134,855,186

Pennsylvania	Level 1	Level 2	Level 3	Total
Investments	$—	$219,040,970	$—	$219,040,970

Virginia	Level 1	Level 2	Level 3	Total
Investments	$—	$314,771,490	$3,608,136	$318,379,626

The following is a reconciliation of Virginia’s Level 3 investments held at the beginning and end of the measurement period:

Virginia Level 3 Investments
Balance as of May 31, 2008	$5,000,000
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(1,316,864)
Net purchases at cost (sales at proceeds)	(75,000)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance as of November 30, 2008	$3,608,136

Notes to Financial Statements (Unaudited) (continued)

3. Fund Shares

Transactions in Fund shares were as follows:

	Florida Preference
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	376,906	$3,499,033	1,214,281	$12,005,218
Class A – automatic conversion of Class B shares	70,556	672,447	89,156	887,107
Class B	5,505	52,801	37,022	365,160
Class C	60,917	573,357	239,828	2,355,516
Class I	111,597	1,051,063	824,131	8,175,089
Shares issued to shareholders due to reinvestment of distributions:
Class A	152,586	1,388,438	305,731	3,015,459
Class B	6,881	62,715	16,135	159,203
Class C	18,452	167,651	37,601	370,070
Class I	109,966	999,287	216,789	2,137,231
	913,366	8,466,792	2,980,674	29,470,053
Shares redeemed:
Class A	(1,327,750)	(12,059,490)	(3,054,348)	(30,229,840)
Class B	(149,590)	(1,377,483)	(305,529)	(3,029,202)
Class B – automatic conversion to Class A shares	(70,556)	(672,447)	(89,195)	(887,107)
Class C	(164,150)	(1,465,970)	(514,950)	(5,094,785)
Class I	(580,348)	(5,322,004)	(1,541,060)	(15,287,842)
	(2,292,394)	(20,897,394)	(5,505,082)	(54,528,776)
Net increase (decrease)	(1,379,028)	$(12,430,602)	(2,524,408)	$(25,058,723)

	Maryland
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	459,664	$4,517,875	1,376,937	$14,263,718
Class A – automatic conversion of Class B shares	23,713	230,304	61,393	633,111
Class B	1,117	10,870	16,731	173,388
Class C	210,856	2,092,076	540,318	5,572,551
Class I	481,490	4,823,641	1,609,829	16,652,518
Shares issued to shareholders due to reinvestment of distributions:
Class A	83,198	809,252	165,752	1,709,852
Class B	6,843	66,666	16,204	167,443
Class C	23,770	230,285	42,206	434,377
Class I	70,630	687,740	138,251	1,428,621
	1,361,281	13,468,709	3,967,621	41,035,579
Shares redeemed:
Class A	(782,268)	(7,652,668)	(1,641,034)	(16,992,299)
Class B	(101,065)	(981,142)	(159,628)	(1,653,405)
Class B – automatic conversion to Class A shares	(23,688)	(230,304)	(61,312)	(633,111)
Class C	(202,238)	(1,947,826)	(315,969)	(3,271,408)
Class I	(503,856)	(4,899,677)	(412,220)	(4,264,925)
	(1,613,115)	(15,711,617)	(2,590,163)	(26,815,148)
Net increase (decrease)	(251,834)	$(2,242,908)	1,377,458	$14,220,431

	Pennsylvania
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,070,695	$10,435,385	1,259,721	$12,971,327
Class A – automatic conversion of Class B shares	7,528	72,729	42,675	437,492
Class B	3,204	31,922	35,053	361,555
Class C	224,247	2,219,566	599,342	6,151,041
Class I	2,177,502	20,886,740	4,520,485	46,288,849
Shares issued to shareholders due to reinvestment of distributions:
Class A	87,483	847,009	176,424	1,810,102
Class B	5,493	53,213	12,775	131,117
Class C	27,751	267,276	54,113	553,042
Class I	94,849	913,768	182,570	1,867,120
	3,698,752	35,727,608	6,883,158	70,571,645
Shares redeemed:
Class A	(1,255,993)	(12,044,462)	(1,815,480)	(18,653,509)
Class B	(96,692)	(950,055)	(101,498)	(1,042,799)
Class B – automatic conversion to Class A shares	(7,527)	(72,729)	(42,665)	(437,492)
Class C	(347,676)	(3,321,336)	(417,933)	(4,300,336)
Class I	(1,723,972)	(16,561,893)	(1,533,271)	(15,692,238)
	(3,431,860)	(32,950,475)	(3,910,847)	(40,126,374)
Net increase (decrease)	266,892	$2,777,133	2,972,311	$30,445,271

	Virginia
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,890,946	$18,683,846	3,945,407	$42,067,771
Class A – automatic conversion of Class B shares	12,308	122,084	97,439	1,043,045
Class B	10,731	111,824	62,472	665,082
Class C	284,954	2,829,173	701,387	7,486,688
Class I	2,825,180	28,780,023	7,113,348	75,413,236
Shares issued to shareholders due to reinvestment of distributions:
Class A	176,883	1,760,935	383,213	4,085,102
Class B	9,462	93,869	20,642	219,484
Class C	33,341	331,529	64,549	687,227
Class I	104,421	1,034,859	212,667	2,258,838
	5,348,226	53,748,142	12,601,124	133,926,473
Shares redeemed:
Class A	(5,375,893)	(54,186,652)	(4,512,098)	(48,051,136)
Class B	(58,761)	(585,833)	(161,295)	(1,716,641)
Class B – automatic conversion to Class A shares	(12,345)	(122,084)	(97,716)	(1,043,045)
Class C	(400,252)	(3,902,949)	(547,615)	(5,855,072)
Class I	(2,242,066)	(21,907,872)	(1,461,283)	(15,564,600)
	(8,089,317)	(80,705,390)	(6,780,007)	(72,230,494)
Net increase (decrease)	(2,741,091)	$(26,957,248)	5,821,117	$61,695,979

4. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2008, were as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Purchases	$6,736,110	$14,583,196	$47,619,214	$23,479,542
Sales and maturities	16,403,319	13,367,146	26,983,797	45,526,367

Notes to Financial Statements (Unaudited) (continued)

5. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2008, the cost of investments was as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Cost of investments	$237,231,548	$151,647,371	$242,028,438	$351,135,892

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:
	Florida Preference	Maryland	Pennsylvania	Virginia
Gross unrealized:
Appreciation	$2,491,821	$1,786,592	$2,306,398	$4,311,209
Depreciation	(33,060,299)	(18,578,777)	(25,293,866)	(45,732,496)
Net unrealized appreciation (depreciation) of investments	$(30,568,478)	$(16,792,185)	$(22,987,468)	$(41,421,287)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2008, the Funds’ last tax year end, were as follows:
	Florida Preference	Maryland	Pennsylvania	Virginia
Undistributed net tax-exempt income*	$656,342	$612,299	$558,796	$1,310,543
Undistributed net ordinary income**	24	—	—	—
Undistributed net long-term capital gains	—	—	—	577,556

*   Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2008, paid on June 2, 2008.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2008, was designated for purposes of the dividends paid deduction as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Distributions from net tax-exempt income	$11,270,653	$5,617,929	$8,722,754	$13,196,820
Distributions from net ordinary income**	—	—	—	20,144
Distributions from net long-term capital gains	—	—	—	616,908

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2008, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Florida Preference	Maryland	Pennsylvania
Expiration:
May 31, 2009	$—	$—	$510,376
May 31, 2010	—	—	193,021
May 31, 2012	9,530,003	—	—
May 31, 2013	1,289,937	—	—
May 31, 2015	—	103,320	21,705
May 31, 2016	189,437	34,922	469,615
Total	$11,009,377	$138,242	$1,194,717

Pennsylvania elected to defer net realized losses from investments incurred from November 1, 2007 through May 31, 2008, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses of $332,108 were treated as having arisen on the first day of the current fiscal year.

6. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the following table. As of November 30, 2008, the complex-level fee rate was .2000%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily net assets of all Nuveen funds, with such daily net assets to include assets attributable to preferred stock issued by or borrowings by such funds but to exclude assets attributable to investments in other Nuveen funds.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2008, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Sales charges collected	$35,392	$56,703	$28,601	$102,515
Paid to financial intermediaries	31,127	48,191	24,516	88,483

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2008, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Commission advances	$7,762	$18,839	$16,545	$33,635

Notes to Financial Statements (Unaudited) (continued)

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2008, the Distributor retained such 12b-1 fees as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
12b-1 fees retained	$41,569	$50,235	$39,718	$67,819

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2008, as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
CDSC retained	$11,641	$7,309	$12,479	$9,908

7. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of November 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2008, to shareholders of record on December 23, 2008, as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Dividend per share:
Class A	$.0350	$.0335	$.0335	$.0350
Class B	.0295	.0275	.0275	.0290
Class C	.0310	.0290	.0290	.0305
Class I	.0365	.0350	.0355	.0370

Virginia also declared capital gain distributions, for each share class, which were paid on December 5, 2008, to shareholders of record on December 3, 2008, as follows:

Virginia
Capital gains distribution per share	$.0174

Financial Highlights (Unaudited)

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

FLORIDA PREFERENCE
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (6/90)
2009(f)	$9.75	$.22	$(1.26)	$(1.04)	$(.21)	$—	$(.21)	$8.50	(10.79)%
2008	10.08	.42	(.33)	.09	(.42)	—	(.42)	9.75	.93
2007	10.08	.42	—	.42	(.42)	—	(.42)	10.08	4.21
2006	10.32	.43	(.25)	.18	(.42)	—	(.42)	10.08	1.79
2005	9.96	.45	.36	.81	(.45)	—	(.45)	10.32	8.27
2004	10.46	.49	(.50)	(.01)	(.49)	—	(.49)	9.96	(.12)
Class B (2/97)
2009(f)	9.74	.18	(1.26)	(1.08)	(.17)	—	(.17)	8.49	(11.15)
2008	10.07	.35	(.34)	.01	(.34)	—	(.34)	9.74	.14
2007	10.07	.34	—	.34	(.34)	—	(.34)	10.07	3.42
2006	10.31	.35	(.25)	.10	(.34)	—	(.34)	10.07	1.01
2005	9.95	.37	.36	.73	(.37)	—	(.37)	10.31	7.46
2004	10.45	.42	(.51)	(.09)	(.41)	—	(.41)	9.95	(.89)
Class C (9/95)
2009(f)	9.73	.19	(1.26)	(1.07)	(.18)	—	(.18)	8.48	(11.07)
2008	10.06	.37	(.33)	.04	(.37)	—	(.37)	9.73	.38
2007	10.06	.36	.01	.37	(.37)	—	(.37)	10.06	3.67
2006	10.30	.37	(.24)	.13	(.37)	—	(.37)	10.06	1.25
2005	9.95	.39	.36	.75	(.40)	—	(.40)	10.30	7.61
2004	10.45	.44	(.51)	(.07)	(.43)	—	(.43)	9.95	(.65)
Class I (2/97)(g)
2009(f)	9.74	.23	(1.26)	(1.03)	(.22)	—	(.22)	8.49	(10.71)
2008	10.07	.45	(.34)	.11	(.44)	—	(.44)	9.74	1.12
2007	10.07	.44	—	.44	(.44)	—	(.44)	10.07	4.40
2006	10.31	.45	(.25)	.20	(.44)	—	(.44)	10.07	1.97
2005	9.95	.47	.36	.83	(.47)	—	(.47)	10.31	8.47
2004	10.45	.51	(.50)	.01	(.51)	—	(.51)	9.95	.06

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$119,529.81		%*	.81	%*	4.71	%*	.81	%*	.81	%*	4.71	%*	.81	%*	.81	%*	4.72	%*	3%
144,215.84			.84		4.30		.84		.84		4.30		.83		.83		4.32		26
163,736.83			.83		4.13		.83		.83		4.13		.82		.82		4.14		12
180,632.84			.84		4.18		.84		.84		4.18		.83		.83		4.19		10
191,615.86			.86		4.38		.86		.86		4.38		.85		.85		4.39		27
205,058.85			.85		4.83		.85		.85		4.83		.85		.85		4.84		6

7,704	1.56	*	1.56	*	3.95	*	1.56	*	1.56	*	3.95	*	1.56	*	1.56	*	3.96	*	3
10,862	1.59		1.59		3.55		1.59		1.59		3.55		1.58		1.58		3.56		26
14,672	1.57		1.57		3.38		1.57		1.57		3.38		1.57		1.57		3.39		12
20,697	1.59		1.59		3.43		1.59		1.59		3.43		1.58		1.58		3.44		10
25,937	1.61		1.61		3.63		1.61		1.61		3.63		1.60		1.60		3.64		27
29,120	1.60		1.60		4.08		1.60		1.60		4.08		1.60		1.60		4.09		6

16,248	1.36	*	1.36	*	4.16	*	1.36	*	1.36	*	4.16	*	1.36	*	1.36	*	4.17	*	3
19,463	1.39		1.39		3.75		1.39		1.39		3.75		1.38		1.38		3.76		26
22,523	1.38		1.38		3.58		1.38		1.38		3.58		1.37		1.37		3.59		12
29,592	1.39		1.39		3.63		1.39		1.39		3.63		1.38		1.38		3.64		10
29,872	1.41		1.41		3.83		1.41		1.41		3.83		1.40		1.40		3.83		27
30,917	1.40		1.40		4.28		1.40		1.40		4.28		1.40		1.40		4.29		6

63,221.61		*	.61	*	4.91	*	.61	*	.61	*	4.91	*	.61	*	.61	*	4.92	*	3
76,019.64			.64		4.50		.64		.64		4.50		.63		.63		4.52		26
83,658.63			.63		4.33		.63		.63		4.33		.62		.62		4.34		12
69,866.64			.64		4.38		.64		.64		4.38		.63		.63		4.39		10
64,247.66			.66		4.57		.66		.66		4.57		.65		.65		4.58		27
61,595.65			.65		5.03		.65		.65		5.03		.65		.65		5.04		6

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MARYLAND
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2009(f)	$10.27	$.20	$(1.07)	$(.87)	$(.20)	$—	$(.20)	$9.20	(8.55)%
2008	10.48	.40	(.21)	.19	(.40)	—	(.40)	10.27	1.84
2007	10.44	.40	.03	.43	(.39)	—	(.39)	10.48	4.15
2006	10.75	.41	(.27)	.14	(.41)	(.04)	(.45)	10.44	1.34
2005	10.36	.43	.41	.84	(.44)	(.01)	(.45)	10.75	8.21
2004	10.83	.45	(.47)	(.02)	(.45)	—	(.45)	10.36	(.15)
Class B (3/97)
2009(f)	10.28	.17	(1.07)	(.90)	(.17)	—	(.17)	9.21	(8.88)
2008	10.50	.32	(.22)	.10	(.32)	—	(.32)	10.28	.98
2007	10.45	.32	.04	.36	(.31)	—	(.31)	10.50	3.48
2006	10.76	.33	(.27)	.06	(.33)	(.04)	(.37)	10.45	.60
2005	10.38	.35	.40	.75	(.36)	(.01)	(.37)	10.76	7.31
2004	10.84	.37	(.45)	(.08)	(.38)	—	(.38)	10.38	(.78)
Class C (9/94)
2009(f)	10.25	.18	(1.09)	(.91)	(.17)	—	(.17)	9.17	(8.92)
2008	10.46	.35	(.22)	.13	(.34)	—	(.34)	10.25	1.31
2007	10.42	.34	.04	.38	(.34)	—	(.34)	10.46	3.63
2006	10.74	.35	(.27)	.08	(.36)	(.04)	(.40)	10.42	.73
2005	10.35	.37	.41	.78	(.38)	(.01)	(.39)	10.74	7.67
2004	10.82	.39	(.46)	(.07)	(.40)	—	(.40)	10.35	(.66)
Class I (2/92)(g)
2009(f)	10.29	.21	(1.08)	(.87)	(.21)	—	(.21)	9.21	(8.52)
2008	10.50	.43	(.22)	.21	(.42)	—	(.42)	10.29	2.07
2007	10.46	.42	.03	.45	(.41)	—	(.41)	10.50	4.37
2006	10.77	.43	(.27)	.16	(.43)	(.04)	(.47)	10.46	1.57
2005	10.39	.45	.40	.85	(.46)	(.01)	(.47)	10.77	8.33
2004	10.85	.47	(.45)	.02	(.48)	—	(.48)	10.39	.17

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$57,853.85		%*	.85	%*	4.08	%*	.85	%*	.85	%*	4.08	%*	.83	%*	.83	%*	4.10	%*	9%
66,838	1.00		.87		3.89		1.00		.87		3.89		.98		.85		3.90		32
68,593	1.07		.87		3.78		1.07		.87		3.78		1.05		.85		3.80		5
51,784.89			.89		3.88		.89		.89		3.88		.87		.87		3.90		16
44,385.89			.89		4.01		.89		.89		4.01		.89		.89		4.02		8
38,219.92			.92		4.25		.92		.92		4.25		.91		.91		4.26		8

6,574	1.60	*	1.60	*	3.33	*	1.60	*	1.60	*	3.33	*	1.58	*	1.58	*	3.34	*	9
8,546	1.75		1.62		3.14		1.75		1.62		3.14		1.73		1.60		3.16		32
10,694	1.82		1.62		3.04		1.82		1.62		3.04		1.80		1.60		3.06		5
12,234	1.65		1.65		3.12		1.65		1.65		3.12		1.62		1.62		3.14		16
14,082	1.64		1.64		3.26		1.64		1.64		3.26		1.64		1.64		3.27		8
14,340	1.67		1.67		3.50		1.67		1.67		3.50		1.66		1.66		3.51		8

21,434	1.40	*	1.40	*	3.54	*	1.40	*	1.40	*	3.54	*	1.38	*	1.38	*	3.55	*	9
23,611	1.55		1.42		3.34		1.55		1.42		3.34		1.53		1.40		3.35		32
21,314	1.62		1.42		3.24		1.62		1.42		3.24		1.60		1.40		3.26		5
17,933	1.44		1.44		3.33		1.44		1.44		3.33		1.42		1.42		3.35		16
15,565	1.44		1.44		3.46		1.44		1.44		3.46		1.44		1.44		3.47		8
14,158	1.47		1.47		3.70		1.47		1.47		3.70		1.46		1.46		3.71		8

52,912.65		*	.65	*	4.29	*	.65	*	.65	*	4.29	*	.63	*	.63	*	4.30	*	9
58,615.80			.67		4.09		.80		.67		4.09		.79		.66		4.10		32
45,803.87			.67		3.99		.87		.67		3.99		.85		.65		4.01		5
39,227.69			.69		4.07		.69		.69		4.07		.67		.67		4.09		16
40,325.69			.69		4.21		.69		.69		4.21		.69		.69		4.22		8
40,465.72			.72		4.45		.72		.72		4.45		.71		.71		4.46		8

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

PENNSYLVANIA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (10/86)
2009(f)	$10.23	$.21	$(1.07)	$(.86)	$(.20)	$—	$(.20)	$9.17	(8.48)%
2008	10.39	.40	(.16)	.24	(.40)	—	(.40)	10.23	2.39
2007	10.33	.40	.06	.46	(.40)	—	(.40)	10.39	4.51
2006	10.58	.42	(.25)	.17	(.42)	—	(.42)	10.33	1.63
2005	10.16	.45	.42	.87	(.45)	—	(.45)	10.58	8.72
2004	10.60	.47	(.45)	.02	(.46)	—	(.46)	10.16	.16
Class B (2/97)
2009(f)	10.24	.17	(1.08)	(.91)	(.16)	—	(.16)	9.17	(8.92)
2008	10.39	.33	(.16)	.17	(.32)	—	(.32)	10.24	1.72
2007	10.34	.33	.04	.37	(.32)	—	(.32)	10.39	3.64
2006	10.58	.34	(.24)	.10	(.34)	—	(.34)	10.34	.97
2005	10.16	.37	.42	.79	(.37)	—	(.37)	10.58	7.94
2004	10.61	.39	(.46)	(.07)	(.38)	—	(.38)	10.16	(.63)
Class C (2/94)
2009(f)	10.19	.18	(1.07)	(.89)	(.17)	—	(.17)	9.13	(8.77)
2008	10.35	.35	(.16)	.19	(.35)	—	(.35)	10.19	1.86
2007	10.30	.34	.06	.40	(.35)	—	(.35)	10.35	3.89
2006	10.55	.36	(.24)	.12	(.37)	—	(.37)	10.30	1.11
2005	10.13	.39	.43	.82	(.40)	—	(.40)	10.55	8.19
2004	10.57	.41	(.45)	(.04)	(.40)	—	(.40)	10.13	(.37)
Class I (2/97)(g)
2009(f)	10.20	.22	(1.08)	(.86)	(.21)	—	(.21)	9.13	(8.49)
2008	10.36	.43	(.16)	.27	(.43)	—	(.43)	10.20	2.64
2007	10.31	.42	.06	.48	(.43)	—	(.43)	10.36	4.66
2006	10.56	.44	(.25)	.19	(.44)	—	(.44)	10.31	1.87
2005	10.14	.47	.42	.89	(.47)	—	(.47)	10.56	8.99
2004	10.58	.49	(.45)	.04	(.48)	—	(.48)	10.14	.39

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$67,501.84		%*	.84	%*	4.26	%*	.84	%*	.84	%*	4.26	%*	.82	%*	.82	%*	4.27	%*	12%
76,293.84			.84		3.92		.84		.84		3.92		.82		.82		3.94		22
80,966.86			.86		3.84		.86		.86		3.84		.84		.84		3.86		11
78,672.87			.87		3.99		.87		.87		3.99		.85		.85		4.01		14
69,636.89			.89		4.31		.89		.89		4.31		.88		.88		4.31		21
64,455.90			.90		4.51		.90		.90		4.51		.90		.90		4.52		6

5,015	1.59	*	1.59	*	3.50	*	1.59	*	1.59	*	3.50	*	1.57	*	1.57	*	3.52	*	12
6,577	1.59		1.59		3.17		1.59		1.59		3.17		1.57		1.57		3.19		22
7,679	1.61		1.61		3.10		1.61		1.61		3.10		1.59		1.59		3.11		11
9,791	1.63		1.63		3.25		1.63		1.63		3.25		1.61		1.61		3.26		14
11,999	1.64		1.64		3.56		1.64		1.64		3.56		1.63		1.63		3.56		21
12,051	1.65		1.65		3.76		1.65		1.65		3.76		1.65		1.65		3.77		6

28,616	1.39	*	1.39	*	3.71	*	1.39	*	1.39	*	3.71	*	1.37	*	1.37	*	3.72	*	12
32,929	1.39		1.39		3.37		1.39		1.39		3.37		1.37		1.37		3.39		22
31,009	1.41		1.41		3.29		1.41		1.41		3.29		1.39		1.39		3.31		11
29,778	1.42		1.42		3.44		1.42		1.42		3.44		1.40		1.40		3.46		14
26,370	1.44		1.44		3.76		1.44		1.44		3.76		1.43		1.43		3.76		21
23,124	1.45		1.45		3.96		1.45		1.45		3.96		1.45		1.45		3.97		6

114,548.64		*	.64	*	4.46	*	.64	*	.64	*	4.46	*	.62	*	.62	*	4.48	*	12
122,345.64			.64		4.12		.64		.64		4.12		.62		.62		4.14		22
91,440.66			.66		4.04		.66		.66		4.04		.64		.64		4.06		11
57,152.68			.68		4.19		.68		.68		4.19		.66		.66		4.21		14
55,160.69			.69		4.51		.69		.69		4.51		.68		.68		4.52		21
55,148.70			.70		4.71		.70		.70		4.71		.70		.70		4.72		6

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

VIRGINIA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (3/86)
2009(f)	$10.61	$.22	$(1.26)	$(1.04)	$(.21)	$—	$(.21)	$9.36	(9.90)%
2008	10.81	.42	(.18)	.24	(.42)	(.02)	(.44)	10.61	2.24
2007	10.74	.43	.06	.49	(.41)	(.01)	(.42)	10.81	4.60
2006	11.05	.44	(.28)	.16	(.43)	(.04)	(.47)	10.74	1.52
2005	10.62	.47	.47	.94	(.48)	(.03)	(.51)	11.05	9.02
2004	11.06	.51	(.42)	.09	(.51)	(.02)	(.53)	10.62	.84
Class B (2/97)
2009(f)	10.58	.19	(1.27)	(1.08)	(.17)	—	(.17)	9.33	(10.28)
2008	10.78	.34	(.18)	.16	(.34)	(.02)	(.36)	10.58	1.50
2007	10.71	.34	.07	.41	(.33)	(.01)	(.34)	10.78	3.86
2006	11.02	.35	(.27)	.08	(.35)	(.04)	(.39)	10.71	.80
2005	10.59	.39	.47	.86	(.40)	(.03)	(.43)	11.02	8.26
2004	11.04	.42	(.41)	.01	(.44)	(.02)	(.46)	10.59	.02
Class C (10/93)
2009(f)	10.60	.20	(1.27)	(1.07)	(.18)	—	(.18)	9.35	(10.16)
2008	10.80	.36	(.18)	.18	(.36)	(.02)	(.38)	10.60	1.67
2007	10.73	.36	.07	.43	(.35)	(.01)	(.36)	10.80	4.03
2006	11.03	.38	(.27)	.11	(.37)	(.04)	(.41)	10.73	1.06
2005	10.60	.41	.47	.88	(.42)	(.03)	(.45)	11.03	8.44
2004	11.04	.44	(.41)	.03	(.45)	(.02)	(.47)	10.60	.28
Class I (2/97)(g)
2009(f)	10.57	.23	(1.26)	(1.03)	(.22)	—	(.22)	9.32	(9.83)
2008	10.77	.45	(.19)	.26	(.44)	(.02)	(.46)	10.57	2.48
2007	10.71	.45	.05	.50	(.43)	(.01)	(.44)	10.77	4.75
2006	11.02	.46	(.28)	.18	(.45)	(.04)	(.49)	10.71	1.75
2005	10.59	.49	.48	.97	(.51)	(.03)	(.54)	11.02	9.28
2004	11.04	.53	(.42)	.11	(.54)	(.02)	(.56)	10.59	.97

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(e)		Expense Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$140,775.88		%*	.82	%*	4.38	%*	.88	%*	.82	%*	4.38	%*	.85	%*	.79	%*	4.40	%*	7%
194,526.91			.83		3.95		.91		.83		3.95		.90		.82		3.96		19
199,092.94			.83		3.89		.94		.83		3.89		.93		.82		3.91		12
181,422.84			.84		3.99		.84		.84		3.99		.82		.82		4.01		14
164,054.86			.86		4.32		.86		.86		4.32		.85		.85		4.33		18
144,911.87			.87		4.65		.87		.87		4.65		.86		.86		4.66		10

9,939	1.63	*	1.57	*	3.64	*	1.63	*	1.57	*	3.64	*	1.60	*	1.54	*	3.66	*	7
11,802	1.66		1.58		3.20		1.66		1.58		3.20		1.65		1.57		3.21		19
13,923	1.70		1.59		3.14		1.70		1.59		3.14		1.68		1.57		3.16		12
17,621	1.60		1.60		3.24		1.60		1.60		3.24		1.58		1.58		3.26		14
20,428	1.61		1.61		3.58		1.61		1.61		3.58		1.60		1.60		3.59		18
20,735	1.62		1.62		3.90		1.62		1.62		3.90		1.61		1.61		3.91		10

32,345	1.43	*	1.37	*	3.84	*	1.43	*	1.37	*	3.84	*	1.40	*	1.34	*	3.86	*	7
37,527	1.46		1.38		3.39		1.46		1.38		3.39		1.45		1.37		3.41		19
35,868	1.49		1.38		3.34		1.49		1.38		3.34		1.48		1.37		3.36		12
30,136	1.39		1.39		3.43		1.39		1.39		3.43		1.37		1.37		3.46		14
24,137	1.41		1.41		3.77		1.41		1.41		3.77		1.40		1.40		3.78		18
22,017	1.42		1.42		4.10		1.42		1.42		4.10		1.41		1.41		4.11		10

128,277.68		*	.62	*	4.59	*	.68	*	.62	*	4.59	*	.65	*	.59	*	4.61	*	7
138,154.71			.63		4.14		.71		.63		4.14		.70		.62		4.15		19
77,611.74			.63		4.09		.74		.63		4.09		.73		.62		4.11		12
56,842.64			.64		4.19		.64		.64		4.19		.62		.62		4.21		14
53,408.66			.66		4.53		.66		.66		4.53		.65		.65		4.54		18
50,810.67			.67		4.85		.67		.67		4.85		.66		.66		4.86		10

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed”, with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com. You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Rittenhouse, Santa Barbara, Symphony and Tradewinds. In total, the Company managed $134 billion of assets on September 30, 2008.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-MS1-1108D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

See Portfolio of Investments in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 6, 2009

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 6, 2009